UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-07354

BlackRock Investment Quality Municipal Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Investment Quality Municipal Trust, Inc.

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: 888-825-2257

Date of fiscal year end: October 31, 2005

Date of reporting period: April 30, 2005

Item 1. Reports to Shareholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME    LIQUIDITY    EQUITIES    ALTERNATIVES    BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

APRIL 30, 2005 (Unaudited)

BlackRock Investment Quality Municipal Trust (BKN)
BlackRock Municipal Income Trust (BFK)
BlackRock California Investment Quality Municipal Trust (RAA)
BlackRock California Municipal Income Trust (BFZ)
BlackRock Florida Investment Quality Municipal Trust (RFA)
BlackRock Florida Municipal Income Trust (BBF)
BlackRock New Jersey Investment Quality Municipal Trust (RNJ)
BlackRock New Jersey Municipal Income Trust (BNJ)
BlackRock New York Investment Quality Municipal Trust (RNY)
BlackRock New York Municipal Income Trust (BNY)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TABLE OF CONTENTS
Letter to Shareholders	1
Trusts’ Summaries	2
Portfolios of Investments	12
Financial Statements
Statements of Assets and Liabilities	36
Statements of Operations	38
Statements of Changes in Net Assets	40
Financial Highlights	44
Notes to Financial Statements	54
Dividend Reinvestment Plans	60
Additional Information	60

Privacy Principles of the Trusts

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

April 30, 2005

Dear Shareholder:

     We are pleased to report that during the semi-annual period, the Trusts continued to provide monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ unaudited financial statements and a listing of the portfolios’ holdings.

     The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of April 30, 2005.

		Tax-	Closing
	Current	Equivalent	Market
Trust (Ticker)	Yield[1]	Yield[1]	Price	NAV

BlackRock Investment Quality Municipal Trust (BKN)	5.93%	9.12%	$15.41	$15.85

BlackRock Municipal Income Trust (BFK)	6.72	10.34	14.49	14.85

BlackRock California Investment Quality Municipal Trust (RAA)	5.95	9.15	14.25	14.53

BlackRock California Municipal Income Trust (BFZ)	6.49	9.98	14.06	15.27

BlackRock Florida Investment Quality Municipal Trust (RFA)	5.94	9.14	14.30	14.79

BlackRock Florida Municipal Income Trust (BBF)	6.11	9.40	14.80	15.66

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)	5.56	8.55	14.50	14.78

BlackRock New Jersey Municipal Income Trust (BNJ)	6.16	9.48	14.62	15.92

BlackRock New York Investment Quality Municipal Trust (RNY)	6.24	9.60	14.07	15.35

BlackRock New York Municipal Income Trust (BNY)	6.23	9.58	14.52	15.52

[1]Yields are based on closing market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to the municipal bond market. As of March 31, 2005, BlackRock managed over $30 billion in municipal bonds, including seven open-end and 37 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., which manages the Trusts, are wholly owned subsidiaries of BlackRock.

     On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
BlackRock Investment Quality Municipal Trust (BKN)
Trust Information

Symbol on New York Stock Exchange:	BKN

Initial Offering Date:	February 19, 1993

Closing Market Price as of 4/30/05:	$15.41

Net Asset Value as of 4/30/05:	$15.85

Yield on Closing Market Price as of 4/30/05 ($15.41):[1]	5.93%

Current Monthly Distribution per Common Share:[2]	$0.076189

Current Annualized Distribution per Common Share:[2]	$0.914268

Leverage as of 4/30/05:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$15.41	$15.12	1.92%	$16.38	$14.31

NAV	$15.85	$15.71	0.89%	$16.06	$15.53

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2005	October 31, 2004

City, County & State	25%	18%

Hospital	12	11

Transportation	11	8

Education	10	11

Industrial & Pollution Control	9	13

Power	7	8

Tobacco	7	3

Housing	6	7

Lease Revenue	6	12

Tax Revenue	4	6

Water & Sewer	3	3

Credit Quality Allocations[4]

Credit Rating	April 30, 2005	October 31, 2004

AAA/Aaa	49%	44%

AA/Aa	5	6

A	15	19

BBB/Baa	15	21

BB/Ba	7	2

B	1	—

Not Rated	8	8

4 Using the higher of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch’s”) rating.

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
BlackRock Municipal Income Trust (BFK)

Trust Information

Symbol on New York Stock Exchange:	BFK

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/05:	$14.49

Net Asset Value as of 4/30/05:	$14.85

Yield on Closing Market Price as of 4/30/05 ($14.49):[1]	6.72%

Current Monthly Distribution per Common Share:[2]	$0.081125

Current Annualized Distribution per Common Share:[2]	$0.973500

Leverage as of 4/30/05:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$14.49	$14.05	3.13%	$14.94	$13.59

NAV	$14.85	$14.26	4.14%	$14.98	$14.10

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2005	October 31, 2004

Hospital	25%	23%

Industrial & Pollution Control	19	19

City, County & State	13	13

Housing	11	12

Transportation	11	8

Tobacco	9	4

Tax Revenue	4	3

Education	4	6

Lease Revenue	2	7

Power	1	1

Water & Sewer	1	4

Credit Quality Allocations[4]

Credit Rating	April 30, 2005	October 31, 2004

AAA/Aaa	19%	19%

AA/Aa	4	4

A	31	32

BBB/Baa	25	32

BB/Ba	7	2

B	5	4

Not Rated	9	7

[4] Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
BlackRock California Investment Quality Municipal Trust (RAA)

Trust Information

Symbol on American Stock Exchange:	RAA

Initial Offering Date:	May 28, 1993

Closing Market Price as of 4/30/05:	$14.25

Net Asset Value as of 4/30/05:	$14.53

Yield on Closing Market Price as of 4/30/05 ($14.25):[1]	5.95%

Current Monthly Distribution per Common Share:[2]	$0.0706

Current Annualized Distribution per Common Share:[2]	$0.8472

Leverage as of 4/30/05:[3]	34%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$14.25	$14.30	(0.35)%	$14.95	$13.76

NAV	$14.53	$14.43	0.69%	$14.65	$14.30

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2005	October 31, 2004

City, County & State	25%	24%

Transportation	16	14

Lease Revenue	15	24

Tobacco	13	10

Education	11	11

Industrial & Pollution Control	10	8

Power	7	7

Water & Sewer	3	2

Credit Quality Allocations[4]

Credit Rating	April 30, 2005	October 31, 2004

AAA/Aaa	33%	36%

AA/Aa	8	7

A	18	18

BBB/Baa	20	22

B	7	5

Not Rated	14	12

[4] Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
BlackRock California Municipal Income Trust (BFZ)

Trust Information

Symbol on New York Stock Exchange:	BFZ

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/05:	$14.06

Net Asset Value as of 4/30/05:	$15.27

Yield on Closing Market Price as of 4/30/05 ($14.06):[1]	6.49%

Current Monthly Distribution per Common Share:[2]	$0.076074

Current Annualized Distribution per Common Share:[2]	$0.912888

Leverage as of 4/30/05:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$14.06	$13.65	3.00%	$14.45	$13.27

NAV	$15.27	$14.77	3.39%	$15.43	$14.62

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2005	October 31, 2004

City, County & State	21%	22%

Transportation	13	12

Housing	13	13

Hospital	12	9

Education	10	10

Lease Revenue	9	14

Tobacco	7	11

Power	7	7

Water & Sewer	5	—

Industrial & Pollution Control	3	2

Credit Quality Allocations[4]

Credit Rating	April 30, 2005	October 31, 2004

AAA/Aaa	34%	28%

AA/Aa	3	3

A	31	33

BBB/Baa	20	24

B	1	1

Not Rated[5]	11	11

[4] Using the higher of S&P’s, Moody’s or Fitch’s rating.

[5] The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2005 and October 31, 2004, the market value of these securities was
   $8,165,617, representing 2.3%, and $8,107,293, representing 2.3%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
BlackRock Florida Investment Quality Municipal Trust (RFA)

Trust Information

Symbol on American Stock Exchange:	RFA

Initial Offering Date:	May 28, 1993

Closing Market Price as of 4/30/05:	$14.30

Net Asset Value as of 4/30/05:	$14.79

Yield on Closing Market Price as of 4/30/05 ($14.30):[1]	5.94%

Current Monthly Distribution per Common Share:[2]	$0.070781

Current Annualized Distribution per Common Share:[2]	$0.849372

Leverage as of 4/30/05:[3]	34%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/3005	10/31/04	Change	High	Low

Market Price	$14.30	$14.30	0.00%	$15.55	$13.90

NAV	$14.79	$15.02	(1.53)%	$15.01	$14.66

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2005	October 31, 2004

City, County & State	20%	14%

Tax Revenue	19	20

Education	15	16

Transportation	15	16

Hospital	12	12

Lease Revenue	8	10

Power	5	6

Housing	5	5

Water & Sewer	1	1

Credit Quality Allocations[4]

Credit Rating	April 30, 2005	October 31, 2004

AAA/Aaa	56%	61%

A	13	11

BBB/Baa	16	16

BB/Ba	3	3

Not Rated	12	9

[4] Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
BlackRock Florida Municipal Income Trust (BBF)

Trust Information

Symbol on New York Stock Exchange:	BBF

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/05:	$14.80

Net Asset Value as of 4/30/05:	$15.66

Yield on Closing Market Price as of 4/30/05 ($14.80):[1]	6.11%

Current Monthly Distribution per Common Share:[2]	$0.075375

Current Annualized Distribution per Common Share:[2]	$0.904500

Leverage as of 4/30/05:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$14.80	$14.40	2.78%	$15.11	$13.88

NAV	$15.66	$15.27	2.55%	$15.76	$15.13

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2005	October 31, 2004

City, County & State	35%	34%

Hospital	20	19

Water & Sewer	9	8

Education	7	7

Tax Revenue	6	6

Housing	6	6

Lease Revenue	5	5

Power	4	8

Tobacco	4	3

Transportation	3	3

Industrial & Pollution Control	1	1

Credit Quality Allocations[4]

Credit Rating	April 30, 2005	October 31, 2004

AAA/Aaa	26%	22%

AA/Aa	34	40

A	9	9

BBB/Baa	14	13

BB/Ba	2	2

Not Rated[5]	15	14

[4] Using the higher of S&P’s, Moody’s or Fitch’s rating.

[5] The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2005 and October 31, 2004, the market value of these securities was
    $3,765,543, representing 2.4%, and $1,745,869, representing 1.1%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited) APRIL 30, 2005

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

Trust Information

Symbol on American Stock Exchange:	RNJ

Initial Offering Date:	May 28, 1993

Closing Market Price as of 4/30/05:	$14.50

Net Asset Value as of 4/30/05:	$14.78

Yield on Closing Market Price as of 4/30/05 ($14.50):[1]	5.56%

Current Monthly Distribution per Common Share:[2]	$0.067148

Current Annualized Distribution per Common Share:[2]	$0.805776

Leverage as of 4/30/05:[3]	34%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$14.50	$15.00	(3.33)%	$15.38	$13.81

NAV	$14.78	$14.79	(0.07)%	$14.98	$14.63

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2005	October 31, 2004

Transportation	34%	34%

Hospital	11	11

Housing	11	11

City, County & State	9	6

Industrial & Pollution Control	7	6

Water & Sewer	6	6

Tax Revenue	6	5

Education	6	11

Resource Recovery	5	5

Tobacco	5	5

Credit Quality Allocations[4]

Credit Rating	April 30, 2005	October 31, 2004

AAA/Aaa	56%	56%

AA/Aa	6	11

A	11	11

BBB/Baa	19	18

B	4	4

Not Rated	4	—

[4] Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
BlackRock New Jersey Municipal Income Trust (BNJ)

Trust Information

Symbol on New York Stock Exchange:	BNJ

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/05:	$14.62

Net Asset Value as of 4/30/05:	$15.92

Yield on Closing Market Price as of 4/30/05 ($14.62):[1]	6.16%

Current Monthly Distribution per Common Share:[2]	$0.075108

Current Annualized Distribution per Common Share:[2]	$0.901296

Leverage as of 4/30/05:[3]	35%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$14.62	$14.45	1.18%	$15.14	$14.05

NAV	$15.92	$15.38	3.51%	$16.06	$15.25

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2005	October 31, 2004

Hospital	23%	23%

Housing	17	19

City, County & State	14	12

Transportation	11	11

Lease Revenue	11	11

Tobacco	7	9

Tax Revenue	6	5

Industrial & Pollution Control	6	5

Education	5	5

Credit Quality Allocations[4]

Credit Rating	April 30, 2005	October 31, 2004

AAA/Aaa	24%	25%

AA/Aa	5	—

A	24	29

BBB/Baa	41	44

B	3	2

Not Rated	3	—

[4] Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
BlackRock New York Investment Quality Municipal Trust (RNY)

Trust Information

Symbol on American Stock Exchange:	RNY

Initial Offering Date:	May 28, 1993

Closing Market Price as of 4/30/05:	$14.07

Net Asset Value as of 4/30/05:	$15.35

Yield on Closing Market Price as of 4/30/05 ($14.07):[1]	6.24%

Current Monthly Distribution per Common Share:[2]	$0.073125

Current Annualized Distribution per Common Share:[2]	$0.877500

Leverage as of 4/30/05:[3]	33%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$14.07	$14.50	(2.97)%	$14.70	$13.59

NAV	$15.35	$15.35	0.00%	$15.56	$15.12

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2005	October 31, 2004

Education	18%	20%

City, County & State	17	18

Tax Revenue	15	13

Water & Sewer	14	12

Industrial & Pollution Control	11	11

Lease Revenue	8	8

Housing	7	8

Hospital	4	4

Transportation	4	4

Tobacco	2	2

Credit Quality Allocations[4]

Credit Rating	April 30, 2005	October 31, 2004

AAA/Aaa	44%	31%

AA/Aa	22	33

A	20	21

BBB/Baa	6	6

BB/Ba	4	5

Caa	4	4

[4] Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
BlackRock New York Municipal Income Trust (BNY)

Trust Information

Symbol on New York Stock Exchange:	BNY

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/05:	$14.52

Net Asset Value as of 4/30/05:	$15.52

Yield on Closing Market Price as of 4/30/05 ($14.52):[1]	6.23%

Current Monthly Distribution per Common Share:[2]	$0.075339

Current Annualized Distribution per Common Share:[2]	$0.904068

Leverage as of 4/30/05:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$14.52	$13.99	3.79%	$14.77	$13.80

NAV	$15.52	$15.28	1.57%	$15.61	$15.13

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2005	October 31, 2004

Transportation	17%	17%

Housing	15	14

Industrial & Pollution Control	13	12

Lease Revenue	13	13

Tobacco	12	10

Water & Sewer	10	4

Education	8	12

Hospital	5	5

City, County & State	5	6

Tax Revenue	2	7

Credit Quality Allocations[4]

Credit Rating	April 30, 2005	October 31, 2004

AAA/Aaa	28%	24%

AA/Aa	15	19

A	21	26

BBB/Baa	32	27

BB/Ba	—	1

CCC/Caa	3	3

Not Rated	1	—

[4] Using the higher of S&P’s, Moody’s or Fitch’s rating.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2005
BlackRock Investment Quality Municipal Trust (BKN)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]		Value

		LONG-TERM INVESTMENTS—151.6%
		Alabama—5.9%
AAA	$ 14,000	Univ. of Alabama Hosp., Ser. A, 5.875%, 9/01/31, MBIA	09/10	@ 102	$15,581,020

		Alaska—2.3%
AAA	6,015	Hsg. Fin. Corp., Ser. A, 5.875%, 12/01/24, MBIA	12/05	@ 102	6,173,916

		California—26.6%
		California, GO,
AAA	10,000	5.00%, 3/01/33	03/15	@ 100	10,482,000
A	5,770	5.625%, 5/01/18	05/10	@ 101	6,403,604
		Foothill/Eastn. Transp. Corridor Agcy.,
BBB	7,000	Refdg. Conv. Cap. Apprec., Zero Coupon, 1/15/28	01/14	@ 101	5,800,340
BBB	3,495	Toll Road Rev., 5.75%, 1/15/40	01/10	@ 101	3,565,145
		Golden St. Tobacco Sec. Corp., Ser. B,
A-	13,000	5.50%, 6/01/43	06/13	@ 100	13,873,470
A-	6,900	5.625%, 6/01/38	06/13	@ 100	7,494,573
AAA	10,945	Los Altos Sch. Dist., GO, Zero Coupon, 8/01/24, MBIA	08/13	@ 53.632	3,904,191
AAA	15,460	Los Angeles Cnty., Asset Leasing Corp. Rev. Proj., 5.95%, 12/01/07, AMBAC	No Opt. Call		16,697,418
		San Marcos Spl. Tax, Cmnty. Facs. Dist. No. 02-01,
NR	795	5.90%, 9/01/28	09/10	@ 102	811,011
NR	1,485	5.95%, 9/01/35	09/10	@ 102	1,515,740

					70,547,492

		Colorado—0.9%
AAA	2,250 [3]	E-470 Pub. Hwy. Auth., Ser. B, 6.90%, 8/31/05	N/A		2,349,810

		Connecticut—1.2%
Baa3	3,000	Mashantucket Western Pequot Tribe, Spec. Rev., Ser. A, 5.50%, 9/01/28	09/09	@ 101	3,101,790

		District of Columbia—2.0%
BBB	4,960	Tobacco Settlement Fin. Corp., 6.50%, 5/15/33	No Opt. Call		5,260,179

		Florida—16.8%
AAA	4,265	Brd. of Ed., Cap. Outlay, Ser. J, 5.00%, 6/01/31	06/13	@ 101	4,477,440
AAA	5,705	Brd. of Ed. Pub. Ed., Cap. Outlay, Ser. A, 5.00%, 6/01/31	06/14	@ 101	6,014,211
NR	2,110	Fishhawk Cmnty. Dev. Dist. II, Spl. Assmt. Rev., Ser. A, 6.125%, 5/01/34	05/13	@ 101	2,194,231
NR	3,700	Hillsborough Cnty. Ind. Dev. Auth., Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30	10/10	@ 101	4,140,300
AAA	1,995	JEA Wtr. & Swr. Sys. Rev., Ser. C, 5.00%, 10/01/39, FSA	10/09	@ 100	2,036,795
NR	2,250	Live Oak Cmnty. Dev. Dist., Spl. Assmt., Ser. A, 5.85%, 5/01/35	05/12	@ 101	2,291,828
BB+	4,755	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14	@ 100	5,360,074
NR	1,015	Pine Islands Cmnty. Dev. Dist., Spl. Assmt., 5.75%, 5/01/35	05/12	@ 101	1,027,383
NR	2,515	Reunion West Cmnty. Dev. Dist., Spl. Assmt., 6.25%, 5/01/36	05/12	@ 101	2,639,316
NR	4,000	Town Center Palm Coast Cmnty., 6.00%, 5/01/36	05/13	@ 101	4,083,080
NR	10,000	Vlg. Cmnty. Dev. Dist. No. 6, Spl. Assmt. Rev., 5.625%, 5/01/22	05/13	@ 100	10,236,800

					44,501,458

		Georgia—6.1%
		Atlanta Arpt. Passenger Fac., FSA,
AAA	5,000	Ser. C, 5.00%, 1/01/33	07/14	@ 100	5,189,450
AAA	5,000	Ser. J, 5.00%, 1/01/34	01/15	@ 100	5,189,800
AAA	4,000	Atlanta Wtr. & Wstwtr. Rev., 5.00%, 11/01/34, FSA	11/14	@ 100	4,200,400
BBB	1,500	Milledgeville Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Fndtn. Proj., 6.00%, 9/01/33	09/14	@ 101	1,600,395

					16,180,045

		Hawaii—1.0%
AAA	2,500	Dept. of Budget & Fin., Hawaiian Elec. Co., Inc. Proj., Ser. D, 6.15%, 1/01/20, AMBAC	01/09	@ 101	2,773,000

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]		Value

			Illinois—12.4%
NR	$ 1,920		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call		$1,959,379
AAA	1,040		Chicago Brd. of Ed., Sch. Reform, 5.75%, 12/01/27, AMBAC	12/07	@ 102	1,125,810
AAA	5,000		Chicago Pub. Bldg., Ser. A, 7.00%, 1/01/20, MBIA	ETM		6,597,900
			Edl. Fac. Auth., FGIC,
AAA	4,000		5.45%, 7/01/14	05/05	@ 101	4,015,280
AAA	5,000		5.70%, 7/01/13	05/05	@ 101	5,021,450
AA+	5,800		Fin. Auth., Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14	@ 100	6,240,220
			Fin. Auth. Student Hsg., MJH Ed. Asst. IV Proj.,
Baa2	875		Ser. A, 5.125%, 6/01/35	06/14	@ 100	875,280
Baa3	700		Ser. B, 5.375%, 6/01/35	06/14	@ 100	700,217
			O’Hare Intl. Arpt.,
AAA	1,000		Ser. A, 5.00%, 1/01/29, MBIA	01/15	@ 100	1,041,140
AAA	1,610		Ser. A, 5.00%, 1/01/30, MBIA	01/15	@ 100	1,674,964
AAA	3,540		Ser. C-2, 5.25%, 1/01/30, FSA	01/14	@ 100	3,687,193

						32,938,833

			Kentucky—4.2%
AAA	15,715		Econ. Dev. Fin. Sys., Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/23, MBIA	No Opt. Call		6,481,023
AAA	4,530		Louisville & Jefferson Cnty. Met. Swr. Dist., Ser. A, 5.00%, 5/15/38, FGIC	05/14	@ 101	4,750,883

						11,231,906

			Louisiana—1.9%
AAA	4,640		New Orleans, GO, 5.875%, 11/01/29, FSA	11/09	@ 100	5,153,416

			Maryland—0.7%
Baa1	1,740		Hlth. & Higher Edl. Facs. Auth., Medstar Hlth. Proj., 5.50%, 8/15/33	08/14	@ 100	1,832,881

			Massachusetts—0.6%
AAA	1,460		Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/37, MBIA	01/07	@ 102	1,492,689

			Michigan—1.6%
BB+	4,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07	@ 101	4,170,160

			Missouri—1.6%
BBB-	4,500		Lake of the Ozarks Cmnty. Brdg. Corp., Brdg. Sys., 5.25%, 12/01/14–12/01/26	12/08	@ 102	4,181,060

			Multi-State—4.7%
Baa1	7,000	[4]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50	11/10	@ 100	7,896,980
Baa1	4,000	[4]	MuniMae TE Bond Subsidiary, LLC, Ser. B, 7.75%, 6/30/50	11/10	@ 100	4,603,040

						12,500,020

			Nevada—0.4%
AAA	950		Director of the Dept. of Business & Ind., Las Ventanas Retirement Proj., Ser. A, 7.00%, 11/15/34	11/14	@ 100	982,661

			New Jersey—4.2%
AAA	2,000		Delaware River Port Auth. of PA & NJ, Port Dist. Proj., GO, Ser. B, 5.70%, 1/01/22, FSA	01/10	@ 100	2,211,060
BBB	7,000		Econ. Dev. Auth., Cigarette Tax Rev., 5.75%, 6/15/29	06/14	@ 100	7,418,740
NR	1,510		Middlesex Cnty. Impvt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15	@ 100	1,489,630

						11,119,430

			New Mexico—0.7%
AAA	1,945		Farmington PCR, So. California Edison Co. Proj., Ser. A, 5.875%, 6/01/23, MBIA	06/05	@ 100	1,950,271

			New York—8.7%
AAA	3,895		Dorm. Auth., Univ. of Rochester Proj., Ser. A, Zero Coupon, 7/01/21–7/01/23, MBIA	07/10	@ 101	3,156,155
			New York City, GO,
A+	4,140		Ser. A, 6.00%, 8/01/05	No Opt. Call		4,173,079
A1	4,805	[5]	Ser. E, 6.50%, 2/15/06	ETM		4,948,621
A+	2,195	[5]	Ser. E, 6.50%, 2/15/06	No Opt. Call		2,259,401
A-	5,000		New York City Ind. Dev. Agcy., Term. One Grp. Assoc. Proj., 6.00%, 1/01/08–1/01/15	05/05	@ 101	5,081,800
AAA	3,115		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/29, AMBAC	10/14	@ 100	3,305,109

						22,924,165

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]		Value

		North Carolina—2.1%
AAA	$ 5,000	Eastn. Mun. Pwr. Agcy., Sys. Rev., Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call		$5,504,400

		Ohio—3.8%
		Cuyahoga Cnty., Cleveland Clinic Hlth. Sys. Proj.,
A+	3,485	6.00%, 1/01/20	07/13	@ 100	3,965,895
Aa3	5,000	6.00%, 1/01/21	07/13	@ 100	5,682,500
AAA	290	Cuyahoga Cnty. Port Auth., Port Dev. Proj., 6.00%, 3/01/07	ETM		301,986

					9,950,381

		Oklahoma—1.1%
B-	2,900	Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call		2,987,725

		Oregon—1.1%
BB+	2,930	Klamath Falls Elec., Klamath Cogen Proj., 5.50%, 1/01/07	No Opt. Call		2,978,521

		Pennsylvania—8.3%
		Econ. Dev. Fin. Auth.,
A3	2,000	Amtrak Proj., Ser. A, 6.25%, 11/01/31	05/11	@ 102	2,077,860
A3	3,100	Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11	@ 102	3,217,459
BB-	8,235	Exempt Facs. Rev., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09	@ 103	8,890,423
A	2,750 [3]	Higher Edl. Fac. Auth., Univ. of Pennsylvania Hlth. Svcs. Proj., Ser. A, 5.875%, 1/01/06	N/A		2,834,425
AAA	4,000	Intergovtl. Coop. Auth., Spec. Tax, Philadelphia Fdg. Prog., 5.50%, 6/15/20, FGIC	06/06	@ 100	4,115,280
		McKeesport Area Sch. Dist., FGIC,
AAA	870	Zero Coupon, 10/01/31	ETM		243,069
AAA	2,435	Zero Coupon, 10/01/31	No Opt. Call		659,155

					22,037,671

		Rhode Island—0.8%
AAA	2,000	Hlth. & Edl. Bldg. Corp., Hosp. Fin., 5.50%, 5/15/16, MBIA	05/07	@ 102	2,115,400

		South Carolina—2.6%
		Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance Proj.,
BBB+	2,185	Ser. A, 6.25%, 8/01/31	08/13	@ 100	2,378,220
BBB+	4,000	Ser. C, 6.875%, 8/01/27	08/13	@ 100	4,550,360

					6,928,580

		Tennessee—2.0%
AAA	4,865	Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC	03/10	@ 102	5,352,716

		Texas—15.4%
Ba3	6,320	Affordable Hsg. Corp., Multi-Fam. Hsg. Rev., 5.80%, 11/01/26	11/11	@ 102	5,313,793
BBB	4,300	Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13	@ 102	4,698,524
AAA	6,000	Grapevine, GO, 5.875%, 8/15/24, FGIC	08/10	@ 100	6,721,140
AAA	5,000	Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA	11/30	@ 61.166	816,500
AAA	8,375	Humble Indpt. Sch. Dist., Sch. Bldg., Ser. B, 5.00%, 2/15/30, FGIC	02/15	@ 100	8,722,981
AAA	9,495	La Joya Indpt. Sch. Dist., 5.00%, 2/15/34	02/14	@ 100	9,863,501
AAA	15,000	Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC	08/12	@ 32.807	3,406,800
AA+	1,000	Wtr. Fin. Asst., GO, 5.75%, 8/01/22	08/10	@ 100	1,111,390

					40,654,629

		Utah—1.2%
		Intermountain Pwr. Agcy., Pwr. Sply. Rev.,
AAA	1,950	5.00%, 7/01/13, AMBAC	ETM		1,958,600
A+	1,145	Ser. B, 5.00%, 7/01/16	ETM		1,148,698

					3,107,298

		Washington—7.3%
AAA	13,395	Pub. Pwr. Sply., Nuclear Proj. No. 1, 5.75%, 7/01/11, MBIA	07/06	@ 102	14,082,164
		Washington, GO,
Aa1	4,000	Ser. A, 5.375%, 7/01/21	07/06	@ 100	4,064,600
Aa1	1,000	Ser. B, 6.00%, 1/01/25	01/10	@ 100	1,113,820

					19,260,584

		Wisconsin—1.4%
A-	3,220	Hlth. & Edl. Facs. Auth., Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13	@ 100	3,568,179

		Total Long-Term Investments (cost $375,683,834)			401,392,286

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENTS—4.9%
			Florida—1.5%
A-1+	$ 3,885	[6]	Jacksonville Hlth. Facs. Hosp., Variable Baptist Med. Ctr. Proj., 3.00%, 5/02/05, FRDD	$3,885,000

			Maryland—0.4%
A-1+	975	[6]	Hlth. & Higher Edl. Facs. Auth., Pooled Ln. Prog. Proj., Ser. D, 2.98%, 5/05/05, FRWD	975,000

			New Jersey—0.1%
A-1+	300	[6]	Sports & Expo. Auth., Ser. B-2, 2.89%, 5/04/05, MBIA, FRWD	300,000

			New York—1.0%
A-1+	2,600	[6]	New York City Transl. Fin. Auth., Ser. A-1, 3.04%, 5/04/05, FRWD	2,600,000

			Ohio—1.8%
VMIG1	4,800	[6]	Univ. of Akron, 2.99%, 5/03/05, FGIC, FRWD	4,800,000

			Puerto Rico—0.1%
A-1	400	[6]	Gov’t. Dev. Bank, 2.86%, 5/04/05, MBIA, FRWD	400,000

			Total Short-Term Investments (cost $12,960,000)	12,960,000

			Total Investments—156.5% (cost $388,643,834)	$414,352,286
			Liabilities in excess of other assets—(1.1)%	(2,913,293)
			Preferred shares at redemption value, including dividends payable—(55.4)%	(146,616,510)

			Net Assets Applicable to Common Shareholders—100%	$264,822,483

[1] Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2] Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3] This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional investors.
As of April 30, 2005, the Trust held 4.7% of its net assets, with a current market value of $12,500,020, in securities restricted as to resale.
[5] Entire or partial principal amount pledged as collateral for financial futures contracts.
[6] For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FRWD	—	Floating Rate Weekly Demand
CAPMAC	—	Capital Markets Assurance Company	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FRDD	—	Floating Rate Daily Demand	PCR	—	Pollution Control Revenue

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2005
BlackRock Municipal Income Trust (BFK)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]		Value

		LONG-TERM INVESTMENTS—149.2%
		Alabama—3.6%
Baa2	$ 7,000	Courtland Ind. Dev. Brd. PCR, Champion Intl. Corp. Proj., 6.15%, 6/01/19	06/05	@ 102	$7,155,400
A2	15,000	Huntsville Hlth. Care Auth., GO, Ser. B, 5.75%, 6/01/32	06/12	@ 101	16,121,100

					23,276,500

		Arizona—1.2%
A3	7,000	Scottsdale Ind. Dev. Auth., Scottsdale Hlth. Care Proj., 5.80%, 12/01/31	12/11	@ 101	7,560,770

		California—22.2%
		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB	54,635	Zero Coupon, 1/15/32	01/10	@ 27.37	11,241,151
BBB	20,535	Zero Coupon, 1/15/34	01/10	@ 24.228	3,738,397
BBB	75,000	Zero Coupon, 1/15/38	01/10	@ 19.014	10,674,000
		Golden St. Tobacco Sec. Corp.,
BBB	10,000	Ser. A-1, 6.625%, 6/01/40	06/13	@ 100	10,526,000
A-	30,600	Ser. B, 5.50%, 6/01/43	06/13	@ 100	32,656,014
A-	16,500	Ser. B, 5.625%, 6/01/38	06/13	@ 100	17,921,805
		Lincoln Spl. Tax, Cmnty.
NR	3,500	Los Angeles Regl. Arpt. Impvt. Corp. Lease Rev., Facs. Dist., 6.00%, 9/01/34	09/13	@ 102	3,575,285
B-	14,805	Amer. Airlines, Inc. Proj., Ser. C, 7.50%,	12/12	@ 102	15,476,851
AAA	13,320	Facs. Laxfuel Corp., L.A. Intl. Proj., 5.50%, 1/01/32, AMBAC	01/12	@ 100	14,039,013
NR	5,000	Murrieta Cmnty. Facs. Dist., Spl. Tax No. 2, The Oaks Impvt. Area A Proj., 6.00%, 9/01/34	09/14	@ 100	5,157,950
AAA	1,500	Sacramento Cnty. San. Dist. Fin. Auth., Sacramento Regl. Cnty. San., Ser. A, 5.00%,
		12/01/35, AMBAC	12/14	@ 100	1,582,860
		San Marcos Spl. Tax, Cmnty. Facs. Dist. No. 02-01,
NR	1,870	5.90%, 9/01/28	09/10	@ 102	1,907,662
NR	3,510	5.95%, 9/01/35	09/10	@ 102	3,582,657
A	5,000	Statewide Cmnty. Dev. Auth., Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/33	04/13	@ 100	5,285,100
BBB+	6,000	Statewide Cmntys., Daughters of Charity Hlth., Ser. A, 5.00%, 7/01/39	07/15	@ 100	6,080,760

					143,445,505

		Colorado—0.6%
BBB	3,500	Denver Hlth. & Hosp. Auth., Hlth. Care Rev., Ser. A, 6.00%, 12/01/31	12/11	@ 100	3,654,070

		District of Columbia—6.2%
		Dist. of Columbia,
A	2,390	Friendship Pub. Charter Sch., Inc. Proj., 5.25%, 6/01/33, ACA	06/14	@ 100	2,450,586
AAA	15,600	Georgetown Univ. Proj., Ser. A, Zero Coupon, 4/01/36, MBIA	04/11	@ 22.875	2,627,352
AAA	51,185	Georgetown Univ. Proj., Ser. A, Zero Coupon, 4/01/37, MBIA	04/11	@ 21.546	8,115,382
BBB	25,535	Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11	@ 101	26,736,677

					39,929,997

		Florida—14.3%
NR	3,000	Amelia Nat. Cmnty. Dev. Dist., Cap. Impvt., Ser. A, 6.30%, 5/01/35	05/14	@ 101	3,118,890
NR	4,000	Bellalago Edu. Fac. Benefits Dist., Ser. B, 5.80%, 5/01/34	05/14	@ 100	4,066,520
NR	4,000	Bridgewater Cmnty. Dev. Dist., Florida Spl. Assmt., Ser. A, 6.00%, 5/01/35	05/12	@ 101	4,099,720
NR	2,000	CFM Cmnty. Dev. Dist., Cap. Impvt., Ser. A, 6.25%, 5/01/35	05/14	@ 101	2,105,980
Baa2	4,600	Escambia Cnty., PCR, Champion Intl. Corp. Proj., 6.40%, 9/01/30	09/06	@ 102	4,767,348
NR	2,000	Heritage Isle at Viera Cmnty. Dev. Dist., Spl. Assmt., Ser. A, 6.00%, 5/01/35	05/12	@ 101	2,056,360
A	9,670	Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11	@ 101	10,543,588
BBB-	9,000	Martin Cnty. Indl. Dev. Auth., Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25	05/05	@ 102	9,247,320
BB+	11,685	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14	@ 100	13,171,916
NR	3,705	Parkway Ctr. Cmnty. Dev. Dist., Ser. A, 6.30%, 5/01/34	05/14	@ 101	3,796,551
NR	2,440	Pine Islands Cmnty. Dev. Dist., Spl. Assmt., 5.75%, 5/01/35	05/12	@ 101	2,469,768
NR	3,880	Reunion East Cmnty. Dev. Dist., 5.80%, 5/01/36	05/13	@ 101	3,942,352
NR	5,945	Reunion West Cmnty. Dev. Dist., Spl. Assmt., 6.25%, 5/01/36	05/12	@ 101	6,238,861
NR	3,970	Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14	@ 100	4,106,647
NR	10,000	Vlg. Cmnty. Dev. Dist. No. 6, Spl. Assmt. Rev., 5.625%, 5/01/22	05/13	@ 100	10,236,800
NR	2,950	Vlgs. of Westport Cmnty. Dev., Ser. A, 5.70%, 5/01/35	05/13	@ 100	2,976,933
		World Commerce Cmnty. Dev. Dist.,
NR	4,000	Ser. A-1, 6.50%, 5/01/36	05/14	@ 101	4,178,440
NR	1,750	Ser. A-2, 6.125%, 5/01/35	05/14	@ 101	1,826,090

					92,950,084

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]		Value

		Georgia—2.2%
AAA	$ 9,700	Atlanta Arpt. Passenger Fac., Ser. C, 5.00%, 1/01/33, FSA	07/14	@ 100	$10,067,533
BBB	4,000	Richmond Cnty. Dev. Auth., Env. Impvt. Rev., Intl. Paper Co. Proj., Ser. A, 6.00%, 2/01/25	02/12	@ 101	4,243,280

					14,310,813

		Idaho—2.8%
AAA	16,970	Univ. of Idaho, Student Fee Hsg. Impvt. Proj., 5.40%, 4/01/41, FGIC	04/11	@ 100	17,961,387

		Illinois—16.4%
AAA	21,205	Bolingbrook, Ser. B, Zero Coupon, 1/01/33–1/01/34, FGIC	No Opt. Call		5,052,650
NR	4,630	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call		4,724,961
		Dev. Fin. Auth.,
A	7,145 [3]	Hosp. Rev., Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.65%, 11/15/24	11/09	@ 101	7,521,685
A2	25,000	PCR, Ser. C, 5.95%, 8/15/26	12/06	@ 101	25,762,000
		Edl. Facs. Auth., Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj.,
BBB	10,000	6.25%, 5/01/30	05/12	@ 101	10,751,700
BBB	7,000	6.25%, 5/01/34	05/07	@ 100	7,252,420
		Edl. Facs. Auth. Revs., Ser. A,
Aa1	760	Bal Union Chicago Proj., 5.25%, 7/01/41	07/11	@ 101	802,598
Aa1	315	Univ. Chicago Proj., 5.25%, 7/01/41	07/11	@ 101	353,225
AA+	3,700	Fin. Auth., Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14	@ 100	3,980,830
		Fin. Auth. Student Hsg., MJH Ed. Asst. IV Proj.,
Baa2	2,100	Ser. A, 5.125%, 6/01/35	06/14	@ 100	2,100,672
Baa3	1,675	Ser. B, 5.375%, 6/01/35	06/14	@ 100	1,675,519
		Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care Proj.,
A	5,000	5.50%, 1/01/22	01/13	@ 100	5,297,300
A	6,000	5.625%, 1/01/28	01/13	@ 100	6,333,360
AAA	40,000	Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place Expansion Proj.,
		Ser. A, Zero Coupon, 12/15/34, MBIA	No Opt. Call		9,186,400
		O'Hare Intl. Arpt.,
AAA	7,000	Ser. A, 5.00%, 1/01/29–1/01/30, MBIA	01/15	@ 100	7,284,820
AAA	7,645	Ser. C-2, 5.25%, 1/01/30, FSA	01/14	@ 100	7,962,879

					106,043,019

		Indiana—7.3%
A+	9,000	Hlth. Fac. Fin. Auth., Methodist Hosp., Inc. Proj., 5.50%, 9/15/31	09/11	@ 100	9,296,550
BBB	7,500	Indianapolis Arpt. Auth., FedEx Corp. Proj., 5.10%, 1/15/17	No Opt. Call		7,912,275
		Petersburg, PCR, Pwr. & Lt. Conv.,
BBB	10,000	5.90%, 12/01/24	08/11	@ 102	10,587,400
BBB	16,000	5.95%, 12/01/29	08/11	@ 102	16,867,360
NR	2,545	Vincennes Econ. Dev., Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09	@ 102	2,524,513

					47,188,098

		Kentucky—1.4%
AAA	9,060	Hsg. Corp., Hsg. Rev., Ser. F, 5.45%, 1/01/32	07/11	@ 100	9,376,466

		Louisiana—4.5%
		Local Gov't. Env. Facs. & Cmnty. Dev. Auth.,
A	21,425	Cap. Projs. & Equip. Acquisition, 6.55%, 9/01/25, ACA	No Opt. Call		24,701,740
Baa1	4,605	Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38	06/13	@ 102	4,666,154

					29,367,894

		Maryland—0.7%
Baa1	4,205	Hlth. & Higher Edl. Facs. Auth., Medstar Hlth. Proj., 5.50%, 8/15/33	08/14	@ 100	4,429,463

		Massachusetts—1.1%
AAA	6,750	Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/37, MBIA	01/07	@ 102	6,901,133

		Michigan—2.8%
AA	17,210	Kent Hosp. Fin. Auth., Spectrum Hlth. Proj., Ser. A, 5.50%, 1/15/31	07/11	@ 101	18,224,357

		Mississippi—3.0%
A	18,680	Gulfport Hosp. Fac., Mem. Hosp. Gulfport Proj., Ser. A, 5.75%, 7/01/31	07/11	@ 100	19,716,927

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]		Value

			Multi-State—7.2%
			Charter Mac Equity Issuer Trust,
A3	$ 1,000	[4]	Ser. A, 6.625%, 6/30/49	06/09	@ 100	$1,074,550
A3	11,000	[4]	Ser. A-2, 6.30%, 6/30/49	06/09	@ 100	11,686,400
A3	16,000	[4]	Ser. A-3, 6.80%, 10/01/52	10/14	@ 100	18,000,800
Baa1	6,500	[4]	Ser. B-1, 6.80%, 11/30/50	11/10	@ 100	7,082,335
A3	8,000	[4]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49	06/09	@ 100	8,671,200

						46,515,285

			Nevada—0.4%
NR	2,250		Director of the Dept. of Business & Ind., Las Ventanas Retirement Proj., Ser. A, 7.00%, 11/15/34 .	11/14	@ 100	2,327,355

			New Hampshire—0.6%
A+	3,500		Hlth. & Edl. Facs. Auth., Exeter Hosp. Proj., 5.75%, 10/01/31	10/11	@ 101	3,719,170

			New Jersey—9.3%
			Econ. Dev. Auth.,
BBB	18,500		Cigarette Tax Rev., 5.75%, 6/15/29	06/14	@ 100	19,606,670
B	31,410		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10	@ 101	27,841,196
Baa3	8,000		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call		9,362,480
NR	3,680		Middlesex Cnty. Imprvt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15	@ 100	3,630,357

						60,440,703

			New York—3.7%
AAA	5,375		Env. Facs. Corp., Clean Wtr. & Drinking Wtr. Rev., NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31	06/12	@ 100	5,603,276
AAA	7,115		Met. Transp. Auth., Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12	@ 100	7,427,562
AAA	10,360		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/29–10/15/32, AMBAC	10/14	@ 100	10,986,895

						24,017,733

			Ohio—3.0%
Baa2	14,500		Air Quality Dev. Auth., PCR, Cleveland Elec. Illuminating Co. Proj., Ser. B, 6.00%, 8/01/20	08/07	@ 102	15,308,810
NR	3,760		Pinnacle Cmnty. Infrastructure, Fin. Auth., Ser. A, 6.25%, 12/01/36	12/14	@ 101	3,900,850

						19,209,660

			Oklahoma—1.1%
B-	7,175		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call		7,392,044

			Pennsylvania—7.7%
			Econ. Dev. Fin. Auth., Ser. A,
A3	6,500		Amtrak Proj., 6.375%, 11/01/41	05/11	@ 101	6,746,285
BB-	19,750		Exempt Facs. Rev., Reliant Energy Conv. Proj., 6.75%, 12/01/36	12/09	@ 103	21,321,902
			Higher Edl. Facs. Auth.,
BBB+	4,000		La Salle Univ. Proj., 5.50%, 5/01/34	05/13	@ 100	4,208,400
A	17,250	[5]	Univ. of Pennsylvania Hlth. Svcs. Proj., Ser. A, 5.75%, 1/01/06	N/A		17,765,603

						50,042,190

			South Carolina—4.9%
			Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance Proj.,
BBB+	5,075		Ser. A, 6.25%, 8/01/31	08/13	@ 100	5,523,782
BBB+	9,000		Ser. C, 6.875%, 8/01/27	08/13	@ 100	10,238,310
			Lexington Cnty. Hlth. Svcs. Dist., Hosp. Rev.,
A	5,000		5.50%, 11/01/32	11/13	@ 100	5,309,750
A	10,000		5.75%, 11/01/28	11/13	@ 100	10,874,100

						31,945,942

			Tennessee—1.5%
AAA	20,825		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, Zero Coupon,
			1/01/20, FSA	01/13	@ 67.474	9,669,881

			Texas—11.2%
			Affordable Hsg. Corp., Multi-Fam. Hsg. Rev.,
Ba3	6,010		5.80%, 11/01/26	11/11	@ 102	5,053,148
Ba3	18,605		Arborstone/Baybrook Oaks Proj., Ser. A, 5.85%, 11/01/31	11/11	@ 102	15,652,014
BB-	6,445		So. Texas Pptys. Corp. Proj., Ser. B, 8.00%, 3/01/32	09/12	@ 102	6,105,284
C	4,435		Amer. Oppty. Hsg. Portfolio Proj., Ser. B, 8.00%, 3/01/32	09/12	@ 102	1,330,500
BBB	945		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13	@ 101	1,032,583
AAA	3,805		Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11	@ 100	3,927,407

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]		Value

			Texas—(cont’d)
			Harris Cnty. Houston Sports Auth., MBIA,
AAA	$ 12,580		Ser. A, Zero Coupon, 11/15/38	11/30	@ 61.166	$2,054,314
AAA	26,120		Ser. A-3, Zero Coupon, 11/15/37	11/24	@ 46.545	4,427,079
AAA	5,000		Ser. H, Zero Coupon, 11/15/35	11/31	@ 78.178	991,000
			Tpke. Auth., Central Sys. Rev., AMBAC,
AAA	35,000		Zero Coupon, 8/15/32	08/12	@ 30.846	7,468,650
AAA	62,325		Zero Coupon, 8/15/33	08/12	@ 28.997	12,493,046
AAA	65,040		Zero Coupon, 8/15/34	08/12	@ 27.31	12,279,552

						72,814,577

			Virginia—0.3%
AAA	8,105		Transp. Brd. Trust, Zero Coupon, 4/01/32, MBIA	04/12	@ 34.99	1,995,937

			Washington—0.4%
A-	2,190	[5]	Energy Northwest Wind Proj., Ser. B, 6.00%, 1/01/07	N/A		2,365,813

			West Virginia—1.6%
BBB	8,000		Braxton Cnty. Sld. Wst. Disp., Weyerhaeuser Co. Proj., 6.50%, 4/01/25	05/05	@ 102	8,160,000
AAA	2,070		Econ. Dev. Auth., Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14	@ 100	2,171,513

						10,331,513

			Wisconsin—6.0%
			Hlth. & Edl. Facs. Auth.,
A-	7,500		Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13	@ 100	8,310,975
AA-	13,750		Froedert & Cmnty. Hlth. Oblig. Proj., 5.375%, 10/01/30	10/11	@ 101	14,272,086
A	15,000		Wheaton Franciscan Svcs. Proj., 5.75%, 8/15/30	02/12	@ 101	16,004,700

						38,587,761

			Total Long-Term Investments (cost $914,128,449)			965,712,047

			SHORT-TERM INVESTMENTS—6.6%
			Maryland—0.3%
A-1+	1,995	[6]	Hlth. & Higher Edl. Facs. Auth., Pooled Ln. Prog., Ser. D, 2.98%, 5/05/05, FRWD	N/A		1,995,000

			Massachusetts—1.2%
A1+	7,900	[6]	Dev. Fin. Agcy., Boston Univ. Proj., Ser. R-2, 2.94%, 5/02/05, XLCA, FRDD	N/A		7,900,000

			New Jersey—1.2%
A-1+	7,640	[6]	Sports & Expo. Auth., Ser. B-2, 2.89%, 5/04/05, MBIA, FRWD	N/A		7,640,000

			New York—0.8%
A-1+	5,300	[6]	New York City, GO, Ser. H-7, 3.02%, 5/02/05, FRDD	N/A		5,300,000

			North Carolina—0.8%
A-1	5,000	[6]	North Carolina, Ser. B, 2.89%, 5/04/05, FRWD	N/A		5,000,000

			Ohio—0.5%
VMIG1	3,300	[6]	Hamilton Cnty. Hosp. Facs., 2.99%, 5/05/05, FRWD	N/A		3,300,000

			Pennsylvania—0.1%
A-1+	500	[6]	Higher Ed. Asst. Agcy., Ser. C, 3.00%, 5/04/05, AMBAC, FRWD	N/A		500,000

			Puerto Rico—0.1%
A-1	400	[6]	Gov't. Dev. Bank, 2.86%, 5/04/05, MBIA, FRWD	N/A		400,000

			Tennessee—1.2%
VMIG1	7,600	[6]	Montgomery Cnty. Pub. Bldg. Auth., Pooled Fin. Rev., Cnty. Ln. Pool,
			3.05%, 5/02/05, FRDD	N/A		7,600,000

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

Shares
(000)	Description	Value

	Money Market Fund—0.4%
2,850	AIM Tax Free Investment Co. Cash Reserve Portfolio	$2,850,000

	Total Short-Term Investments (cost $42,485,000)	42,485,000

	Total Investments—155.8% (cost $956,613,449)	$1,008,197,047
	Other assets in excess of liabilities—2.2%	14,387,447
	Preferred shares at redemption value, including dividends payable—(58.0)%	(375,230,635)

	Net Assets Applicable to Common Shareholders—100%	$647,353,859

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2005, the Trust held 7.2% of its net assets, with a current market value of $46,515,285, in securities restricted as to resale.
[5]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FRDD	—	Floating Rate Daily Demand	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2005
BlackRock California Investment Quality Municipal Trust (RAA)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]		Value

			LONG-TERM INVESTMENTS—100.8%
			California—89.6%
A	$ 40		California, GO, 5.75%, 3/01/19	09/05	@ 102	$40,818
			Edl. Facs. Auth., MBIA,
AAA	760	[3]	Santa Clara Univ. Proj., 5.00%, 9/01/06	N/A		798,988
AAA	240		Student Loan Prog., Ser. A, 6.00%, 3/01/16	03/07	@ 102	252,425
			Golden St. Tobacco Sec. Corp., Ser. B,
A-	600		5.50%, 6/01/43	06/13	@ 100	640,314
A-	400		5.625%, 6/01/38	06/13	@ 100	434,468
			Los Angeles Cnty.,
AAA	1,000		Cmnty. Facs. Spec. Tax, Ser. A, 5.50%, 9/01/14, FSA	09/07	@ 102	1,091,210
AAA	1,000	[3]	Met. Trans. Auth. Sales Tax Rev., 6.00%, 7/01/06, MBIA	N/A		1,049,040
AA	1,150		Los Angeles Harbor Dept., Ser. B, 6.00%, 8/01/13	08/06	@ 102	1,201,462
B-	945		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj.,
			Ser. B, 7.50%, 12/01/24	12/12	@ 102	988,565
NR	1,000		Poway Unified Sch. Dist., Spl. Tax Rev., Cmnty. Facs. Dist. No. 6 Proj., 5.60%, 9/01/33	09/10	@ 102	1,009,450
A-	1,000		Pub. Wks. Brd., Lease Rev., St. Univ. Proj., Ser. A, 6.10%, 10/01/06	03/05	@ 102	1,022,970
BBB+	1,000	[3]	Sacramento Pwr. Auth., Cogeneration Proj. Rev., 6.50%, 7/01/06	N/A		1,063,230
NR	1,000		San Bernardino Cnty., Spl. Tax Rev., Cmnty. Facs., 5.90%, 9/01/33	09/12	@ 102	1,009,900
AAA	500		San Diego Ind. Dev., Ser. A, 5.90%, 6/01/18, AMBAC	05/05	@ 102	508,640
AAA	150		San Francisco City & Cnty. Arpt. Comm., Intl. Arpt. Rev., Ser. 12-A, 5.90%, 5/01/26, MBIA	05/06	@ 102	156,807
AAA	40		So. California Pub. Pwr. Auth. Rev., Transm. Proj., 5.50%, 7/01/20, MBIA	05/05	@ 100	40,177
AAA	500		Temecula Valley Unified Sch. Dist., GO, Ser. G, 5.75%, 8/01/25, FGIC	08/07	@ 102	539,380
BBB	900		Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A, 5.625%, 6/01/43	06/12	@ 100	865,413
AAA	370		West Basin Mun. Wtr. Dist., COP, Ser. A, 5.50%, 8/01/22, AMBAC	08/07	@ 102	394,102

						13,107,359

			Puerto Rico—11.2%
			Pub. Fin. Corp., Ser. E,
BBB+	745	[3]	5.50%, 2/01/12	N/A		841,381
BBB+	255	[4]	5.50%, 8/01/29	02/12	@ 100	277,233
A-	500		Pub. Impvt., Ser. A, 5.00%, 7/01/34	07/14	@ 100	518,945

						1,637,559

			Total Long-Term Investments (cost $13,784,098)			14,744,918

			SHORT-TERM INVESTMENTS—46.0%
			California—44.0%
A-1+	535	[5]	Daily Kindergarten Univ. Proj., Ser. A-4, 2.93%, 5/02/05, FRDD	N/A		535,000
A-1+	600	[5]	Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. B-2, 3.12%, 5/02/05, FRDD	N/A		600,000
A-1+	700	[5]	Econ. Recovery, Ser. C-5, 2.95%, 5/02/05, FRDD	N/A		700,000
A-1+	700	[5]	Facs. Financing Auth., Ser. B, 3.02%, 5/02/05, AMBAC, FRDD	N/A		700,000
VMIG1	600	[5]	Irvine Impvt. Bond Act 1915, Spl. Assmt. Dist. 00-18, Ser. A, 3.01%, 5/02/05, FRDD	N/A		600,000
VMIG1	600	[5]	Irvine Unified Sch. Dist. Spl. Tax, Cmnty. Facs. Dist. Number 01, 3.01%, 5/02/05, FRDD	N/A		600,000
A-1+	700	[5]	Met. Wtr. Dist., So. California Wtr. Wks., Ser. C-2, 3.02%, 5/02/05, FRDD	N/A		700,000
A-1+	700	[5]	Newport Beach Rev., Hoag Mem. Presbyterian Hosp., 2.95%, 5/02/05, FRDD	N/A		700,000
A-1+	600	[5]	Orange Cnty. San. Dist., COP, Ser. B, 3.01%, 5/02/05, FRDD	N/A		600,000
A-1+	700	[5]	Statewide Cmnty. Dev. Auth. Rev., John Muir/Mt. Diablo Hlth., 2.93%, 5/02/05, AMBAC, FRDD	N/A		700,000

						6,435,000

See Notes to Financial Statements.

BlackRock California Investment Quality Municipal Trust (RAA) (continued)

Shares
(000)	Description	Value

	Money Market Fund—2.0%
300	AIM Tax Free Investment Co. Cash Reserve Portfolio	$300,000

	Total Short-Term Investments (cost $6,735,000)	6,735,000

	Total Investments—146.8% (cost $20,519,098)	$21,479,918
	Other assets in excess of liabilities—4.5%	651,467
	Preferred shares at redemption value, including dividends payable—(51.3)%	(7,501,111)

	Net Assets Applicable to Common Shareholders—100%	$14,630,274

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FRDD	—	Floating Rate Daily Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2005
BlackRock California Municipal Income Trust (BFZ)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]		Value

		LONG-TERM INVESTMENTS—154.9%
		California—132.1%
AAA	$ 30,670	Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, Zero Coupon, 9/01/31–9/01/32, FSA	No Opt. Call		$7,994,963
		California, GO,
A	10,000	5.50%, 11/01/33	11/13	@ 100	10,853,500
AAA	5,500	Ser. BZ, 5.35%, 12/01/21, MBIA	06/07	@ 101	5,591,575
AAA	5,000	Ser. BZ, 5.375%, 12/01/24, MBIA	06/07	@ 101	5,061,150
BBB	5,000	Cnty. Tobacco Sec. Agcy., Stanislaus Fdg. Proj., Ser. A, 5.875%, 6/01/43	06/12	@ 100	4,982,150
		Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
A	4,000 [3]	5.375%, 5/01/21	05/12	@ 101	4,332,320
A	6,000	5.375%, 5/01/22	05/12	@ 101	6,479,520
AAA	10,000	Edl. Facs. Auth., Stanford Univ. Proj., Ser. Q, 5.25%, 12/01/32	06/11	@ 101	10,662,900
AAA	6,000	El Monte Sr. Dept. of Pub. Svcs., Fac. Phase II, COP, 5.25%, 1/01/34, AMBAC	01/11	@ 100	6,341,880
		Elk Grove Unified Sch. Dist., Cmnty. Facs. Dist. 1, Spec. Tax, AMBAC,
AAA	7,485	Zero Coupon, 12/01/29	12/11	@ 37.373	1,976,714
AAA	7,485	Zero Coupon, 12/01/30	12/11	@ 35.365	1,869,079
AAA	7,485	Zero Coupon, 12/01/31	12/11	@ 33.465	1,767,358
		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB	5,000	Zero Coupon, 1/15/33	01/10	@ 25.78	968,750
BBB	5,000	Zero Coupon, 1/15/34	01/10	@ 24.228	910,250
BBB	13,445	Zero Coupon, 1/15/35	01/10	@ 22.819	2,303,128
BBB	1,000	Zero Coupon, 1/15/38	01/10	@ 19.014	142,320
BBB	10,030	5.75%, 1/15/40	01/10	@ 101	10,231,302
BBB	5,000	5.875%, 1/15/26	01/14	@ 101	4,144,100
		Golden St. Tobacco Sec. Corp.,
BBB	2,000	Ser. A-1, 6.625%, 6/01/40	06/13	@ 100	2,105,200
BBB	1,000	Ser. A-1, 6.75%, 6/01/39	06/13	@ 100	1,063,900
A-	10,200	Ser. B, 5.50%, 6/01/43	06/13	@ 100	10,885,338
A-	5,800	Ser. B, 5.625%, 6/01/38	06/13	@ 100	6,299,786
		Hlth. Facs. Fin. Auth., Ser. A,
A	3,000	Insured Hlth. Facs., Valleycare Proj., 5.375%, 5/01/27	05/12	@ 100	3,187,380
AAA	4,890	Kaiser Proj., 5.40%, 5/01/28	ETM		5,035,282
		Infrastructure & Econ. Dev.,
AAA	20,035	Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13	@ 100	20,976,244
A	15,250	J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11	@ 101	15,807,540
A	13,500	Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	08/11	@ 102	14,341,860
NR	4,965	Irvine Mobile Home Park, Meadows Mobile Home Park Proj., Ser. A, 5.70%, 3/01/28	03/08	@ 102	4,976,966
A3	7,700	Kaweah Delta Hlth. Care Dist., 6.00%, 8/01/34	08/12	@ 102	8,373,134
		Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR4	2,855	5.90%, 6/01/27	06/13	@ 100	2,898,967
NR4	5,140	6.00%, 6/01/35	06/13	@ 100	5,266,650
		Live Oak Unified Sch. Dist., Cap. Apprec. Election 2004, XLCA,
AAA	1,030	Zero Coupon, 8/01/36	08/18	@ 37.743	189,664
AAA	1,080	Zero Coupon, 8/01/37	08/18	@ 35.649	185,457
AAA	1,125	Zero Coupon, 8/01/38	08/18	@ 33.665	182,914
AAA	1,175	Zero Coupon, 8/01/39	08/18	@ 31.785	180,879
AAA	1,230	Zero Coupon, 8/01/40	08/18	@ 30.004	178,990
AAA	1,285	Zero Coupon, 8/01/41	08/18	@ 28.317	176,482
AAA	1,340	Zero Coupon, 8/01/42	08/18	@ 26.72	173,651
AAA	1,400	Zero Coupon, 8/01/43	08/18	@ 25.208	170,002
AAA	1,465	Zero Coupon, 8/01/44	08/18	@ 23.777	167,860
AAA	985	Ser. B, Zero Coupon, 8/01/35	08/18	@ 39.952	191,474
B-	4,110	Los Angeles Regl. Arpt. Impvt. Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. C, 7.50%,	12/12	@ 102	4,296,512
BBB	1,000	Palm Springs Mobile Home Park., Sahara Mobile Home Park Proj., 5.625%, 5/15/26	05/12	@ 102	1,052,380
BBB+	4,000	Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. Rev., Republic Svcs., Inc. Proj., Ser. C, 5.25%, 12/01/04	No Opt. Call		4,321,520
BBB	2,290	Poll. Ctrl. Sld. Wst., Wst. Mgmt., Inc. Proj., Ser. A-2, 5.40%, 4/01/25	04/15	@ 101	2,340,815
NR	4,000	Rancho Cucamonga Cmnty. Facs. Dist., Ser. A, 6.50%, 9/01/33	09/13	@ 100	4,243,640
AAA	15,500	Rancho Cucamonga Redev. Agcy., Tax Alloc. Rev., Rancho Redev. Proj., 5.125%, 9/01/30, MBIA	09/11	@ 100	16,174,405
AAA	1,905	Richmond Wst. & Wtr., Zero Coupon, 8/01/31, FGIC	No Opt. Call		505,511

See Notes to Financial Statements.

BlackRock California Municipal Income Trust (BFZ) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]		Value

			California—(cont’d)
AAA	$ 15,400		Sacramento Cnty. San. Dist. Fin. Auth., Sacramento Regl. Cnty. San. Proj., Ser. A, 5.00%,
			12/01/35, AMBAC	12/14	@ 100	$16,250,696
AAA	6,500		San Francisco City & Cnty. Arpt. Comm., Intl. Arpt. Rev., Ser. 27-A, 5.25%, 5/01/31, MBIA	05/11	@ 100	6,809,140
			San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South Proj.,
NR	1,775		6.125%, 8/01/31	08/09	@ 102	1,833,699
NR	7,500		6.25%, 8/01/33	08/11	@ 101	7,777,125
			San Jose Multi-Fam. Hsg.,
AAA	2,880		Lenzen Hsg. Proj., Ser. B, 5.45%, 2/20/43	08/11	@ 102	2,980,714
AAA	3,595		Vlgs. Pkwy. Sr. Apts. Proj., Ser. D, 5.50%, 4/01/34	04/11	@ 100	3,706,193
			Santa Clara Cnty. Hsg. Auth., Multi-Fam. Hsg., Ser. A,
NR	6,250		Blossom River Apts. Proj., 6.50%, 9/01/39	03/08	@ 102	6,181,500
A3	1,715		John Burns Gardens Apts. Proj., 5.85%, 8/01/31	02/12	@ 101	1,760,962
A3	1,235		River Town Apts. Proj., 6.00%, 8/01/41	02/12	@ 101	1,266,270
NR	3,075		Santa Clarita Facs. Dist., Valencia Town Ctr. Proj., 5.85%, 11/15/32	11/10	@ 102	3,151,998
			Statewide Cmnty. Dev. Auth.,
BBB+	10,500		Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/30–7/01/35	07/15	@ 100	10,889,960
AA-	10,000		Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12	@ 100	10,538,800
AAA	2,000		Upland Unified Sch. Dist., GO, Ser. B, 5.125%, 8/01/25, FSA	08/13	@ 100	2,147,800
NR	2,245		Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13	@ 102	2,358,777
Aaa	2,000	[5]	Vernon Elec. Sys., Malburg Generating Station Proj., 5.50%, 4/01/08	N/A		2,155,580

						302,372,576

			Multi-State—9.8%
			Charter Mac Equity Issuer Trust,
A3	7,000	[6]	Ser. A-2, 6.30%, 6/30/49	06/09	@ 100	7,436,800
Baa1	4,000	[6]	Ser. B-1, 6.80%, 11/30/50	11/10	@ 100	4,358,360
			MuniMae TE Bond Subsidiary, LLC,
A3	7,000	[6]	Ser. A-1, 6.30%, 6/30/49	06/09	@ 100	7,390,810
Baa1	3,000	[6]	Ser. B-1, 6.80%, 6/30/50	11/10	@ 100	3,265,530

						22,451,500

			Puerto Rico—13.0%
A-	10,000		Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12	@ 101	10,640,200
			Pub. Fin. Corp., Ser. E,
BBB+	10,000	[5]	5.70%, 2/01/10	N/A		11,175,200
BBB+	5,750	[5]	5.75%, 2/01/07	N/A		6,047,160
A-	1,850		Pub. Impvt., Ser. A, 5.00%, 7/01/29	07/14	@ 100	1,927,164

						29,789,724

			Total Long-Term Investments (cost $334,961,955)			354,613,800

	Shares
	(000)

			MONEY MARKET FUND—0.6%
	1,400		AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,400,000)	N/A		1,400,000

			Total Investments—155.5% (cost $336,361,955)			$356,013,800
			Other assets in excess of liabilities—2.1%			4,856,544
			Preferred shares at redemption value, including dividends payable—(57.6)%			(131,971,798)

			Net Assets Applicable to Common Shareholders—100%			$228,898,546

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2005, the Trust held 9.8% of its net assets, with a current market value of $22,451,500, in securities restricted as to resale.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2005
BlackRock Florida Investment Quality Municipal Trust (RFA)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]		Value

			LONG-TERM INVESTMENTS—122.0%
			Florida—109.9%
AAA	$ 170		Boynton Beach, Util. Sys. Rev., 6.25%, 11/01/20, FGIC	ETM		$207,227
AAA	1,000	[3]	Brd. of Ed., GO, Ser. B, 5.875%, 6/01/05	N/A		1,012,690
AAA	1,000	[3]	Brevard Cnty. Sch. Brd., COP, Ser. B, 5.50%, 7/01/06, AMBAC	N/A		1,051,310
Baa1	1,000		Cap. Trust Agcy. Multi-Fam., American Oppty. Proj., Ser. A, 5.875%, 6/01/38	06/13	@ 102	989,870
AAA	1,000	[3]	Collier Cnty. Sch. Brd., COP, 5.00%, 2/15/06, FSA	N/A		1,028,190
AAA	1,000		Dade Cnty., Aviation Rev., Ser. C, 5.75%, 10/01/25, MBIA	10/05	@ 102	1,032,080
AAA	1,000	[3]	Dade Cnty. GO, Ser. B, Zero Coupon, 10/01/08, AMBAC	N/A		647,120
AAA	1,000	[3]	Dept. of Trans., GO, 5.80%, 7/01/05	N/A		1,015,330
AAA	1,000	[3]	Div. of Bond Fin. Dept., Gen. Svcs. Rev., Dept. of Env. Presvtn. Proj.,
			Ser. A, 5.75%, 7/01/05, AMBAC	N/A		1,015,250
AAA	1,000	[3]	First Florida Govtl. Fin. Com., 5.75%, 7/01/06, AMBAC	N/A		1,044,440
AAA	1,000	[3]	Lee Cnty., Transp. Fac., 5.75%, 10/01/05, MBIA	N/A		1,033,090
NR	750		Live Oak Cmnty. Dev. Dist., Spl. Assmt., Ser. A, 5.85%, 5/01/35	05/12	@ 101	763,942
BB+	500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14	@ 100	563,625
AAA	5,000		Miami Dade Cnty., Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/31, MBIA	04/08	@ 28.079	1,200,400
A	750		Miami Hlth. Facs. Auth., Catholic Hlth. East Proj., Ser. C, 5.125%, 11/15/24	11/13	@ 100	778,582
A1	1,000		Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys. Proj., 5.50%, 11/15/33	05/13	@ 100	1,057,090
NR	660		Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call		682,130
NR	1,000		Sumter Landing Cmnty. Dev. Dist., Spec. Assmt., 6.95%, 5/01/33	05/13	@ 101	1,069,920
AAA	1,000	[3,4]	Sunrise Util. Sys., Ser. A, 5.75%, 10/01/06, AMBAC	N/A		1,051,760
BBB+	1,000		Volusia Cnty. Edl. Fac. Auth., 6.125%, 10/15/16	10/06	@ 102	1,059,830

						18,303,876

			Puerto Rico—12.1%
A-	380	[3]	Pub. Bldg. Auth., Pub. Ed. & Hlth. Fac. Rev., Ser. M, 5.50%, 7/01/05	N/A		381,893
			Pub. Fin. Corp., Ser. E,
BBB+	745	[3]	5.50%, 2/01/12	N/A		841,381
BBB+	255		5.50%, 8/01/29	02/12	@ 100	277,233
A-	500		Pub. Impvt., Ser. A, 5.00%, 7/01/34	07/14	@ 100	518,945

						2,019,452

			Total Long-Term Investments (cost $19,108,397)			20,323,328

			SHORT-TERM INVESTMENTS—24.9%
			Florida—9.6%
A-1	800	[5]	Jacksonville Hlth. Facs. Hosp., Variable Baptist Med. Ctr. Proj., 3.00%, 5/02/05, FRDD	N/A		800,000
A-1	800	[5]	Putnam Cnty. Dev. Poll. Ctrl., Pwr. & Lt. Co., 3.03%, 5/02/05, FRDD			800,000

						1,600,000

			Puerto Rico—8.7%
A-1	700	[5]	Gov't. Dev. Bank, 2.86%, 5/04/05, MBIA, FRWD	N/A		700,000
A-1	750	[5]	Hwy. & Transp. Auth., Transp. Rev., Ser. A, 3.00%, 5/04/05, AMBAC, FRWD	N/A		750,000

						1,450,000

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2005
BlackRock Florida Investment Quality Municipal Trust (RFA)

Shares
(000)	Description	Value

	Money Market Funds—6.6%
800	AIM Tax Free Investment Co. Cash Reserve Portfolio	$800,000
300	SSgA Tax Free Money Mkt. Fund	300,000

		1,100,000

	Total Short-Term Investments (cost $4,150,000)	4,150,000

	Total Investments—146.9% (cost $23,258,397)	$24,473,328
	Other assets in excess of liabilities—4.1%	693,229
	Preferred shares at redemption value, including dividends payable—(51.0)%	(8,501,444)

	Net Assets Applicable to Common Shareholders—100%	$16,665,113

[1]	Using the higher of S&P’s, Moody's or Fitch's rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FRWD	—	Floating Rate Weekly Demand
COP	—	Certificate of Participation	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FRDD	—	Floating Rate Daily Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2005
BlackRock Florida Municipal Income Trust (BBF)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]		Value

			LONG-TERM INVESTMENTS—148.6%
			Florida—127.8%
AA	$ 7,715		Beacon Tradeport Cmnty. Dev. Dist., Spl. Assmt., Ser. A, 5.625%, 5/01/32, RAA	05/12	@ 102	$8,465,824
A	2,000		Boynton Beach Multi-Fam. Hsg., Clipper Cove Apts. Proj., 5.45%, 1/01/33, ACA	01/13	@ 100	2,069,400
			Brd. of Ed., GO,
AAA	5,550		Ser. A, 5.125%, 6/01/30	06/10	@ 101	5,819,564
AAA	1,000		Ser. J, 5.00%, 6/01/24, AMBAC	06/13	@ 101	1,064,480
AAA	2,800		Cap. Projs. Fin. Auth., Student Hsg., Cap. Projs. Ln. Prog., Ser. F-1, 5.00%, 10/01/31, MBIA	08/11	@ 102	2,863,532
Baa1	1,000		Cap. Trust Agcy. Multi-Fam., American Oppty. Proj., Ser. A, 5.875%, 6/01/38	06/13	@ 102	989,870
AAA	7,000	[3]	Escambia Cnty. Hlth. Facs. Auth., 5.95%, 7/01/20, AMBAC	No Opt. Call		7,154,560
NR	2,440		Gateway Svcs. Cmnty. Dev. Dist., Spl. Assmt., Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call		2,487,409
NR	1,695		Heritage Harbour So. Cmnty., Cap. Impvt., Ser. A, 6.50%, 5/01/34	05/13	@ 101	1,802,310
A	6,500		Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11	@ 101	7,087,210
BBB+	1,450		Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12	@ 100	1,499,793
BBB-	3,000		Hsg. Fin. Corp., Sunset Place Proj., Ser. K-1, 6.10%, 10/01/29	10/09	@ 102	2,962,320
AA	7,500		Jacksonville Econ. Dev. Comm. Hlth. Facs., Mayo Clinic Proj., Ser. B, 5.50%, 11/15/36	11/11	@ 101	8,122,275
AAA	4,000		Jacksonville Transp., 5.00%, 10/01/26, MBIA	10/11	@ 100	4,173,440
			JEA,
Aa2	5,000	[4]	Elec. Sys., Ser. A, 5.50%, 10/01/07	N/A		5,314,550
AA	7,500		Wtr. & Swr. Sys., Ser. C, 5.25%, 10/01/37	10/06	@ 100	7,611,450
NR [5]	1,655		Laguna Lakes Cmnty., Spl. Assmt., Ser. A, 6.40%, 5/01/33	05/13	@ 101	1,745,793
AAA	2,770		Melbourne Wtr. & Swr., Zero Coupon, 10/01/21, FGIC	ETM		1,351,871
BB+	3,000		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14	@ 100	3,381,750
AAA	1,000		Miami Dade Cnty. Expwy. Auth., Toll Sys. Rev., 5.125%, 7/01/25, FGIC	07/11	@ 101	1,065,270
			Miami Dade Cnty., Spec. Oblig. Rev., MBIA,
AAA	2,595		Ser. A, Zero Coupon, 10/01/19	04/08	@ 55.413	1,281,152
AAA	9,700		Ser. B, Zero Coupon, 10/01/33	04/08	@ 25.056	2,075,218
AAA	25,000		Ser. C, Zero Coupon, 10/01/28	04/08	@ 32.99	7,113,250
			No. Palm Beach Cnty. Impvt. Dist., Wtr. Ctrl. & Impvt. Unit Dev. 43,
NR	1,630		6.10%, 8/01/21	08/11	@ 101	1,711,353
NR	3,500		6.125%, 8/01/31	08/11	@ 101	3,645,600
AAA	2,500		Palm Beach Cnty. Sch. Brd., COP, Ser. B, 5.00%, 8/01/25, AMBAC	08/11	@ 101	2,630,000
AA-	12,000		So. Miami Hlth. Facs. Auth., Baptist Hlth. Proj., 5.25%, 11/15/33	02/13	@ 100	12,462,720
AAA	1,500		St. Petersburg Pub. Util., Ser. A, 5.00%, 10/01/28, FSA	10/09	@ 101	1,554,525
NR	2,815		Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09	@ 100	2,881,828
NR	2,000		Sumter Landing Cmnty. Dev. Dist., Spl. Assmt., 6.95%, 5/01/33	05/13	@ 101	2,139,840
AA	5,500		Tampa, Univ. of Tampa Proj., 5.625%, 4/01/32, RAA	04/12	@ 100	5,982,735
AA	4,000		Tampa Wtr. & Swr., Ser. A, 5.00%, 10/01/26	10/11	@ 101	4,196,560
			Vlg. Cmnty. Dev. Dist., No. 5, Spl. Assmt. Rev., Ser. A,
NR	4,000		6.00%, 5/01/22	05/13	@ 101	4,208,680
NR [5]	1,870		6.50%, 5/01/33	05/13	@ 101	2,019,750
BBB+	2,000		Volusia Cnty. Edl. Fac. Auth., Embry Riddle Aero. Univ. Proj., Ser. A, 5.75%, 10/15/29	10/09	@ 101	2,096,900

						133,032,782

			Puerto Rico—20.8%
BBB	6,000		Children's Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12	@ 100	5,987,700
			Pub. Fin. Corp., Ser. E,
BBB+	4,000	[4]	5.70%, 2/01/10	N/A		4,470,080
BBB+	3,000	[4]	5.75%, 2/01/07	N/A		3,155,040
			Pub. Impvt., Ser. A,
AAA	2,520	[4]	5.125%, 7/01/11	N/A		2,795,033
A-	4,980		5.125%, 7/01/31	07/11	@ 100	5,180,793

						21,588,646

			Total Long-Term Investments (cost $146,242,431)			154,621,428

			SHORT-TERM INVESTMENTS—4.4%
			Florida—3.9%
A-1+	4,100	[6]	Jacksonville Hlth. Facs. Hosp., Variable Baptist Med. Ctr. Proj., 3.00%, 5/02/05, FRDD	N/A		4,100,000

See Notes to Financial Statements.

BlackRock Florida Municipal Income Trust (BBF) (continued)

Shares
(000)	Description	Value

	Money Market Fund—0.5%
500	AIM Tax Free Investment Co. Cash Reserve Portfolio	$500,000

	Total Short-Term Investments (cost $4,600,000)	4,600,000

	Total Investments—153.0% (cost $150,842,431)	$159,221,428
	Other assets in excess of liabilities—2.3%	2,441,285
	Preferred shares at redemption value, including dividends payable—(55.3)%	(57,565,772)

	Net Assets Applicable to Common Shareholders—100%	$104,096,941

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Association
ETM	—	Escrowed to Maturity	PCR	—	Pollution Control Revenue
FGIC	—	Financial Guaranty Insurance Company	RAA	—	Radian Asset Assurance
FRDD	—	Floating Rate Daily Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2005
BlackRock New Jersey Investment Quality Municipal Trust (RNJ)
	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]		Value

			LONG-TERM INVESTMENTS—127.5%
			Multi-State—7.2%
A3	$ 1,000	[3]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09	@ 100	$1,074,550

			New Jersey—113.3%
AAA	1,000		Delaware River Port Auth. of PA & NJ, 5.75%, 1/01/26, FSA	01/10	@ 100	1,107,670
			Econ. Dev. Auth.,
BBB	1,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14	@ 100	1,049,320
B	925		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10	@ 101	819,901
BBB	500		Sld. Wst. Rev., Disp. Wst. Mgmt., Ser. A, 5.30%, 6/01/15	No Opt. Call		523,325
AAA	900		Transp. Proj., Ser. A, 5.75%, 5/01/10, FSA	No Opt. Call		1,006,866
AAA	1,000	[4]	Edl. Fac. Auth., Rowan Coll. Proj., Ser. E, 5.875%, 7/01/06, AMBAC	N/A		1,045,860
AAA	1,000	[4]	Essex Cnty. Util. Auth. Sld. Wst., Ser. A, 5.60%, 4/01/06, FSA	N/A		1,046,270
			Hlth. Care Fac. Fin. Auth.,
A	1,000		Hackensack Univ. Med. Ctr. Proj., 6.00%, 1/01/25	01/10	@ 101	1,063,530
AAA	1,000		St. Josephs Hosp. & Med. Ctr. Proj., 5.75%, 7/01/16, CONNIE LEE	07/06	@ 102	1,049,650
			Middlesex Cnty. Impvt. Auth.
NR	750		Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15	@ 100	739,882
Baa1	1,000		Student Hsg. Proj., Ser. A, 5.00%, 8/15/35	08/14	@ 100	1,008,050
AAA	1,000		Passaic Valley Sewage Com., Swr. Sys., GO, Ser. E, 5.75%, 12/01/21, AMBAC	12/09	@ 101	1,121,790
AA-	1,000		Port Auth. of NY & NJ, 5.75%, 12/15/20	06/05	@ 101	1,013,600
BBB	1,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12	@ 100	1,006,960
			Tpke. Auth., Ser. C, AMBAC,
AAA	785		6.50%, 1/01/16	ETM		946,365
AAA	215		6.50%, 1/01/16	No Opt. Call		261,040
			Trans. Auth. Trust Fund, Trans. Sys. Rev., Ser. B, MBIA,
AAA	1,000	[4]	5.50%, 6/15/05	N/A		1,023,650
AAA	1,000	[4]	5.75%, 6/15/05	N/A		1,023,930

						16,857,659

			Puerto Rico—7.0%
AAA	1,000	[4,5]	Puerto Rico, 5.40%, 7/01/06, FSA	N/A		1,045,910

			Total Long-Term Investments (cost $17,785,920)			18,978,119

			SHORT-TERM INVESTMENTS—20.1%
			New Jersey—20.1%
			Edl. Fac. Auth., Princeton Univ. Proj.,
A-1+	700	[6]	Ser. F, 2.80%, 5/02/05, FRDD	N/A		700,000
A-1+	300	[6]	Ser. B, 2.96%, 5/02/05, FRDD	N/A		300,000
VMIG1	700	[6]	Essex Cnty. Impvt. Auth. Rev., Aces Pooled Govtl. Ln. Prog., 2.97%, 5/04/05, FRWD	N/A		700,000
A-1+	600	[6]	Gloucester Cnty. Indl., PCR Exxon Mobil Corp., 2.94%, 5/02/05. FRDD	N/A		600,000
A-1+	700	[6]	Sports & Expo. Auth., Ser. B-2, 2.89%, 5/04/05, MBIA, FRWD	N/A		700,000

			Total Short-Term Investments (cost $3,000,000)			3,000,000

			Total Investments—147.6% (cost $20,785,920)			$21,978,119
			Other assets in excess of liabilities—2.8%			409,628
			Preferred shares at redemption value, including dividends payable—(50.4)%			(7,502,063)

			Net Assets Applicable to Common Shareholders—100%			$14,885,684

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2005, the Trust held 7.2% of its net assets, with a current market value of $1,074,550, in securities restricted as to resale.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
CONNIE LEE	—	College Construction Loan Insurance Association	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FRDD	—	Floating Rate Daily Demand	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2005
BlackRock New Jersey Municipal Income Trust (BNJ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]		Value

			LONG-TERM INVESTMENTS—151.1%
			Multi-State—13.1%
			Charter Mac Equity Issuer Trust,
A3	$ 7,000	[3]	Ser. A-2, 6.30%, 6/30/49	06/09	@ 100	$7,436,800
Baa1	2,500	[3]	Ser. B-1, 6.80%, 11/30/50	11/10	@ 100	2,723,975
			MuniMae TE Bond Subsidiary, LLC,
A3	3,000	[3]	Ser. A-1, 6.30%, 6/30/49	06/09	@ 100	3,167,490
Baa1	2,000	[3]	Ser. B-1, 6.80%, 6/30/50	11/10	@ 100	2,177,020

						15,505,285

			New Jersey—110.5%
			Cherry Hill Twnshp., GO,
AA-	4,065		5.00%, 7/15/22	07/11	@ 100	4,295,079
AA-	4,275		5.00%, 7/15/23	07/11	@ 100	4,497,770
			Econ. Dev. Auth.,
BBB	5,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14	@ 100	5,246,600
B	3,450		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10	@ 101	3,058,011
B	2,000		Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10	@ 101	1,815,900
BBB-	2,630		First Mtg. Fellowship Vlg. Proj., Ser. C., 5.50%, 1/01/18	01/09	@ 102	2,666,636
BBB-	4,050		First Mtg. Winchester Proj., Ser. A, 5.75%, 11/01/24	11/14	@ 100	4,239,094
Baa3	7,500		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28–4/01/31	No Opt. Call		8,718,775
A+	2,000		Masonic Charity Fndtn. Proj., 5.50%, 6/01/31	06/11	@ 102	2,171,400
BBB	2,000		Sld. Wst. Rev., Disp. Wst. Mgmt. Proj., Ser. A, 5.30%, 6/01/15	No Opt. Call		2,093,300
Aaa	1,950		Victoria Hlth. Proj., Ser. A, 5.20%, 12/20/36	12/11	@ 103	2,088,665
			Edl. Facs. Auth.,
BBB-	1,000		Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14	@ 100	1,052,070
BBB-	2,000		Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14	@ 100	2,180,660
BBB-	3,000		Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13	@ 100	3,221,580
BBB+	2,120		Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13	@ 100	2,385,127
AAA	12,600		Garden St. Presvtn. Trust, Open Space & Farmland Presvtn. Proj., Zero Coupon,
			11/01/26, FSA	No Opt. Call		4,642,596
			Hlth. Care Fac. Fin. Auth.,
A	4,500		Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12	@ 100	4,801,005
A+	3,000		Catholic Hlth. East Proj., Ser. A, 5.375%, 11/15/33	11/12	@ 100	3,132,930
A2	10,000	[4]	Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11	@ 100	10,626,200
Baa1	7,460		So. Jersey Hosp. Proj., 6.00%, 7/01/26–7/01/32	07/12	@ 100	7,937,473
BBB+	1,540		So. Ocean Cnty. Hosp. Proj., Ser. A, 6.25%, 7/01/23	05/05	@ 101	1,550,472
			Middlesex Cnty. Impvt. Auth.,
AAA	1,400		Admin. Bldg. Res. Proj., 5.35%, 7/01/34	07/11	@ 100	1,480,262
NR	5,000		Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15	@ 100	4,932,550
AAA	4,470		New Brunswick Apts. Rental Hsg. Proj., 5.30%, 8/01/35	08/12	@ 100	4,610,537
BBB-	2,500		Middlesex Cnty. Poll. Ctrl. Auth. Rev., Amerada Hess Proj., 6.05%, 9/15/34	09/14	@ 100	2,660,975
Aaa	1,950		Newark Hlth. Care Fac., New Cmty. Urban Renewal Proj., Ser. A, 5.20%, 6/01/30	06/12	@ 102	2,088,216
AAA	8,000		Port Auth. of NY & NJ, Spec. Oblig., JFK Intl. Air Term. 6 Proj., 5.75%, 12/01/22, MBIA	12/07	@ 102	8,616,560
BBB	13,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12	@ 100	13,090,480
AAA	6,965		Trenton Pkg. Auth., FGIC, 5.00%, 4/01/25–4/01/30, FGIC	04/11	@ 100	7,282,986
			Vineland, GO, MBIA,
AAA	1,500		5.30%, 5/15/30	05/10	@ 101	1,584,870
AAA	1,500		5.375%, 5/15/31	05/10	@ 101	1,589,220

						130,357,999

See Notes to Financial Statements.

BlackRock New Jersey Municipal Income Trust (BNJ) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]		Value

		Puerto Rico—27.5%
		Hsg. Fin. Corp., Home Mtg. Rev.,
AAA	$ 2,735	Ser. A, 5.20%, 12/01/33	06/11	@ 100	$2,794,267
AAA	2,735	Ser. B, 5.30%, 12/01/28	06/11	@ 100	2,784,586
A	3,800	Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12	@ 100	4,005,808
		Pub. Bldgs. Auth., Ser. D,
AAA	5,000	Zero Coupon, 7/01/31, AMBAC	07/17	@ 100	3,823,750
A-	4,765 [5]	Gov't Facs., 5.25%, 7/01/12	N/A		5,311,117
A-	1,735	Gov't Facs., 5.25%, 7/01/36	07/12	@ 100	1,826,799
		Pub. Fin. Corp., Ser. E,
BBB+	4,000 [5]	5.70%, 2/01/10	N/A		4,470,080
BBB+	7,040 [5]	5.75%, 2/01/07	N/A		7,403,827

					32,420,234

		Total Long-Term Investments (cost $167,095,476)			178,283,518

	Shares
	(000)

		MONEY MARKET FUND—0.5%
	600	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $600,000)	N/A		600,000

		Total Investments—151.6% (cost $167,695,476)			$178,883,518
		Other assets in excess of liabilities—2.5%			2,951,221
		Preferred shares at redemption value, including dividends payable—(54.1)%			(63,809,472)

		Net Assets Applicable to Common Shareholders—100%			$118,025,267

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2005, the Trust held 13.1% of its net assets, with a current market value of $15,505,285, in securities restricted as to resale.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2005
BlackRock New York Investment Quality Municipal Trust (RNY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]		Value

			LONG-TERM INVESTMENTS—142.4%
			New York—131.7%
			Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj., Ser. A,
NR	$ 95		7.00%, 5/01/25	05/15	@ 102	$92,511
NR	60		7.00%, 5/01/35	05/15	@ 102	57,296
AAA	1,000		Albany Mun. Wtr. Fin. Auth., Second Resolution Rev., Refdg.,
			Ser. B, 5.00%, 12/01/33, MBIA	06/08	@ 100	1,017,910
			Dorm. Auth.,
AAA	1,000	[3]	Correctional Facs. Proj., 5.70%, 1/01/07, MBIA	N/A		1,067,590
AAA	750		Hosp. Lutheran Med. Proj., 5.00%, 8/01/31, MBIA	02/13	@ 100	779,205
Aa3	1,000		Kateri Residence Proj., 5.00%, 7/01/22	07/13	@ 100	1,040,000
BB+	1,000		Mount Sinai Hlth. Proj., Ser. A, 6.50%, 7/01/25	07/10	@ 101	1,053,360
AAA	1,005		St. Univ. Edl. Fac. Proj., 5.25%, 5/15/15, AMBAC	No Opt. Call		1,138,132
A+	1,000		Univ. of Rochester Proj., Ser. B, 5.625%, 7/01/24	07/09	@ 101	1,086,130
AA-	2,100		Madison Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Colgate Univ. Proj., Ser. B, 5.00%, 7/01/23	07/13	@ 100	2,222,346
AAA	1,000		Nassau Cnty., GO, Ser. U, 5.25%, 11/01/14, AMBAC	11/06	@ 102	1,052,470
			New York City, GO,
A1	820	[3]	Ser. A, 6.00%, 5/15/10	N/A		936,169
A+	180		Ser. A, 6.00%, 5/15/30	05/10	@ 101	202,367
AA	1,000		Ser. B, 5.70%, 8/15/12	08/05	@ 101	1,018,670
A1	990	[3]	Ser. I, 5.875%, 3/15/06	N/A		1,032,006
A+	10		Ser. I, 5.875%, 3/15/18	03/06	@ 101.5	10,389
AA	1,000		New York City Hsg. Dev. Corp. Multi-Fam. Hsg. Rev., Ser. A, 5.25%, 5/01/30	05/14	@ 100	1,037,720
			New York City Ind. Dev. Agcy., Term. One Grp. Assoc. Proj.,
A-	1,000		6.00%, 1/01/08	05/05	@ 101	1,016,360
A-	1,000		6.10%, 1/01/09	05/05	@ 101	1,016,510
			New York City Mun. Wtr. Fin. Auth.,
AAA	1,000	[3]	Ser. A, 6.00%, 6/15/05	N/A		1,014,290
AAA	1,000		Wtr. & Swr. Sys. Rev., Ser. B, 5.00%, 6/15/36, FSA	12/14	@ 100	1,049,780
AA+	1,000		Wtr. & Swr. Sys. Rev., Ser. C, 5.125%, 6/15/33	06/11	@ 101	1,046,930
AAA	2,000	[3,4]	New York City Transl. Fin. Auth., Ser. B, 6.00%, 5/15/10	N/A		2,293,400
Caa2	1,000		Port Auth. of NY & NJ, Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	05/05	@ 100	1,000,380
AAA	2,000		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14	@ 100	2,118,860
AAA	1,000		Triborough Brdg. & Tunl. Auth., New York Revs., Refdg., Ser. A, 5.00%, 1/01/32, MBIA	01/12	@ 100	1,036,580

						26,437,361

			Puerto Rico—10.7%
BBB	500		Children's Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12	@ 100	498,975
			Pub. Fin. Corp., Ser. E,
BBB+	745	[3]	5.50%, 2/01/12	N/A		841,381
BBB+	255		5.50%, 8/01/29	02/12	@ 100	277,233
A-	500		Pub. Impvt., Ser. A, 5.00%, 7/01/34	07/14	@ 100	518,945

						2,136,534

			Total Long-Term Investments (cost $26,760,723)			28,573,895

See Notes to Financial Statements.

BlackRock New York Investment Quality Municipal Trust (RNY) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		SHORT-TERM INVESTMENT—4.5%
A-1+	$ 900 [5]	Jay Str. Dev. Corp. Lease Rev., Ser. A, 2.94%, 5/02/05, FRDD (cost $900,000)	$900,000

		Total Investments—146.9% (cost $27,660,723)	$29,473,895
		Other assets in excess of liabilities—2.0%	398,283
		Preferred shares at redemption value, including dividends payable—(48.9)%	(9,803,464)

		Net Assets Applicable to Common Shareholders—100%	$20,068,714

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
FRDD	—	Floating Rate Demand Deposit	MBIA	—	Municipal Bond Insurance Association
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2005
BlackRock New York Municipal Income Trust (BNY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]		Value

			LONG-TERM INVESTMENTS—150.8%
			Multi-State—11.3%
			Charter Mac Equity Issuer Trust,
A3	$ 6,000	[3]	Ser. A-2, 6.30%, 6/30/49	06/09	@ 100	$6,374,400
Baa1	5,500	[3]	Ser. B-1, 6.80%, 11/30/50	11/10	@ 100	5,992,745
			MuniMae TE Bond Subsidiary, LLC,
A3	6,000	[3]	Ser. A-1, 6.30%, 6/30/49	06/09	@ 100	6,334,980
Baa1	3,000	[3]	Ser. B-1, 6.80%, 6/30/50	11/10	@ 100	3,265,530

						21,967,655

			New York—121.1%
NR	1,500		Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/25–5/01/35	05/15	@ 102	1,449,567
			Dorm. Auth.,
AA-	1,765	[4]	City Univ. Proj., Ser. A, 5.25%, 7/01/11	N/A		1,969,899
BBB+	10,780		Lenox Hill Hosp. Oblig. Grp. Proj., 5.50%, 7/01/30	07/11	@ 101	11,139,513
AAA	9,000		New Sch. Univ. Proj., 5.00%, 7/01/41, MBIA	07/11	@ 100	9,253,800
AAA	5,000		New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11	@ 100	5,154,550
A-	2,000		No. Shore Long Island Jewish Grp. Proj., 5.375%, 5/01/23	05/13	@ 100	2,124,640
A-	2,000		No. Shore Long Island Jewish Grp. Proj., 5.50%, 5/01/33	05/13	@ 100	2,127,480
AA-	2,000		Madison Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Colgate Univ. Proj., Ser. B, 5.00%, 7/01/33	07/13	@ 100	2,081,400
			Met. Transp. Auth., Ded. Tax Fund, Ser. A,
AA-	12,000		5.00%, 11/15/30	11/12	@ 100	12,363,960
A	12,000		5.125%, 11/15/31	11/12	@ 100	12,521,160
			Mtg. Agcy.,
Aa1	5,950		Ser. 101, 5.40%, 4/01/32	10/11	@ 100	6,065,787
Aaa	15,500		Ser. A, 5.30%, 10/01/31	04/11	@ 100	15,758,385
			New York City, GO,
AAA	3,290	[4]	Ser. C, 5.375%, 3/15/12	N/A		3,719,049
A+	2,710		Ser. C, 5.375%, 3/15/28	03/12	@ 100	2,889,700
A+	7,000		Ser. D, 5.375%, 6/01/32	06/12	@ 100	7,458,990
			New York City Ind. Dev. Agcy.,
A	750		Marymount Sch. Proj., 5.125%, 9/01/21, ACA	09/11	@ 102	775,358
A	2,000		Marymount Sch. Proj., 5.25%, 9/01/31, ACA	09/11	@ 102	2,069,360
AAA	1,550		Royal Charter Presbyterian Proj., 5.25%, 12/15/32, FSA	12/11	@ 102	1,650,393
BBB-	14,850		Spec. Arpt. Airis JFK I LLC Proj., Ser. A, 5.50%, 7/01/28	07/11	@ 100	14,873,166
A-	6,000		Term. One Grp. Assoc. Proj., 6.00%, 1/01/19	05/05	@ 101	6,098,160
			New York City Mun. Wtr. Fin. Auth.,
AAA	4,000		Ser. A, 5.00%, 6/15/32, FGIC	06/11	@ 100	4,135,920
AAA	12,725		Ser. A, 5.00%, 6/15/35, AMBAC	06/13	@ 100	13,275,992
AA+	6,500		Ser. C, 5.00%, 6/15/32	06/11	@ 100	6,710,275
AA+	5,000		Ser. D, 5.00%, 6/15/39	06/15	@ 100	5,209,350
AAA	3,660		New York City Transl. Fin. Auth., Ser. C, 5.00%, 5/01/29	05/09	@ 101	3,783,928
BBB	6,700		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13	@ 100	6,806,932
			Port Auth. of NY & NJ,
Caa2	9,250		Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	05/05	@ 100	9,253,515
AAA	9,500		Ser. 124, 5.00%, 8/01/36, FGIC	08/08	@ 101	9,687,815
AAA	13,000	[5]	Spec. Oblig., JFK Intl. Air Term. 6, 5.75%, 12/01/22, MBIA	12/07	@ 102	14,001,910
BBB	2,500		Rensselaer Tobacco Asset Sec. Corp., Tobacco Settlement Rev., Ser. A, 5.75%, 6/01/43	06/12	@ 100	2,525,675
BBB	5,000		Rockland Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 5.75%, 8/15/43	08/12	@ 100	4,962,600
AAA	2,500		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14	@ 100	2,648,575
A	7,000		Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13	@ 100	7,279,790
			TSASC, Inc., Tobacco Settlement Rev., Ser. 1,
BBB	5,000		5.75%, 7/15/32	07/12	@ 100	5,072,700
BBB	8,000		6.375%, 7/15/39	07/09	@ 101	8,280,000
AA-	5,290	[4]	Urban Dev. Corp., Correctional Facs., Ser. 6, 5.375%, 1/01/06	N/A		5,490,808
AA	2,500		Westchester Cnty. Ind. Dev. Agcy., Winward Sch. Civic Fac., 5.25%, 10/01/31, RAA	10/11	@ 100	2,606,100
BBB	2,000		Westchester Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 6.75%, 7/15/29	07/10	@ 101	2,102,820

						235,379,022

See Notes to Financial Statements.

BlackRock New York Municipal Income Trust (BNY) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]		Value

			Puerto Rico—18.4%
BBB	$ 4,060		Children's Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12	@ 100	$4,051,677
			Pub. Bldgs. Auth., Gov't Facs., Ser. D,
A-	4,400	[4]	5.25%, 7/01/12	N/A		4,904,284
A-	1,600		5.25%, 7/01/36	07/12	@ 100	1,684,656
			Pub. Fin. Corp., Ser. E,
BBB+	7,475	[4]	5.50%, 2/01/12	N/A		8,442,041
BBB+	2,525		5.50%, 8/01/29	02/12	@ 100	2,745,155
BBB+	7,000	[4]	5.70%, 2/01/10	N/A		7,822,640
BBB+	5,750	[4]	5.75%, 2/01/07	N/A		6,047,160

						35,697,613

			Total Long-Term Investments (cost $279,859,814)			293,044,290

			SHORT-TERM INVESTMENTS—11.0%
			New York—2.2%
A-1	4,200	[6]	New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev., Ser. G, 3.02%,
			5/02/05, FGIC, FRDD	N/A		4,200,000

	Shares
	(000)

			Money Market Funds—8.8%
	9,700		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A		9,700,000
	7,500		SSgA Tax Free Money Mkt. Fund	N/A		7,500,000

						17,200,000

			Total Short-Term Investments (cost $21,400,000)			21,400,000

			Total Investments—161.8% (cost $301,259,814)			$314,444,290
			Liabilities in excess of other assets—(5.3)%			(10,378,857)
			Preferred shares at redemption value, including dividends payable—(56.5)%			(109,780,177)

			Net Assets Applicable to Common Shareholders—100%			$194,285,256

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2005, the Trust held 11.3% of its net assets, with a current market value of $21,967,655, in securities restricted as to resale.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FRDD	—	Floating Rate Demand Deposit	RAA	—	Radian Asset Assurance

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
April 30, 2005

			California	California
	Investment Quality	Municipal	Investment Quality	Municipal
	Municipal Trust	Income Trust	Municipal Trust	Income Trust
Assets	(BKN)	(BFK)	(RAA)	(BFZ)

Investments at value[1]	$414,352,286	$1,008,197,047	$21,479,918	$356,013,800
Cash	276,651	538,926	537,023	533,591
Receivable from investments sold	50,000	5,000	—	—
Variation margin receivable	167,250	608,250	750	225,500
Interest receivable	6,779,387	17,234,021	240,294	5,509,298
Other assets	101,120	99,376	17,212	34,848

	421,726,694	1,026,682,620	22,275,197	362,317,037

Liabilities
Payable for investments purchased	8,627,190	—	—	—
Dividends payable—common shares	1,272,897	3,536,108	71,101	1,140,007
Investment advisory fee payable	117,840	292,286	7,165	103,002
Administration fee payable	50,503	—	2,894	—
Deferred Directors’ or Trustees’ fees	70,839	93,700	15,061	32,815
Payable to affiliates	30,543	36,978	5,873	14,004
Other accrued expenses	117,889	139,054	41,718	156,865

	10,287,701	4,098,126	143,812	1,446,693

Preferred Shares at Redemption Value
$25,000 liquidation value per share,
including dividends payable[2]	146,616,510	375,230,635	7,501,111	131,971,798

Net Assets Applicable to
Common Shareholders	$264,822,483	$647,353,859	$14,630,274	$228,898,546

Composition of Net Assets Applicable to
Common Shareholders:
Par value[3]	$167,071	43,588	$10,071	$14,986
Paid-in capital in excess of par	231,766,743	618,575,536	13,411,135	212,626,998
Undistributed net investment income	13,486,375	21,433,082	265,326	6,690,794
Accumulated net realized gain (loss)	(5,596,672)	(41,702,431)	(13,830)	(9,129,726)
Net unrealized appreciation	24,998,966	49,004,084	957,572	18,695,494

Net assets applicable to common shareholders,
April 30, 2005	$264,822,483	$647,353,859	$14,630,274	$228,898,546

Net asset value per common share[4]	$15.85	$14.85	$14.53	$15.27

[1]Investments at cost	$388,643,834	$956,613,449	$20,519,098	$336,361,955
[2]Preferred shares outstanding	5,862	15,005	300	5,278
[3]Par value per share	0.01	0.001	0.01	0.001
[4]Common shares outstanding	16,707,093	43,588,385	1,007,093	14,985,501

See Notes to Financial Statements.

Florida	Florida	New Jersey	New Jersey	New York
Investment Quality	Municipal	Investment Quality	Municipal Income	Investment Quality	New York Municipal
Municipal Trust	Income Trust	Municipal Trust	Trust	Municipal Trust	Income Trust
(RFA)	(BBF)	(RNJ)	(BNJ)	(RNY)	(BNY)

$24,473,328	$159,221,428	$21,978,119	$178,883,518	$29,473,895	$314,444,290
500,136	531,809	151,876	506,791	172,145	502,426
—	40,000	—	—	—	—
1,000	85,750	750	104,250	1,250	150,000
327,856	2,420,356	366,673	3,015,711	518,947	5,054,405
16,914	12,938	17,557	15,689	16,898	30,130

25,319,234	162,312,281	22,514,975	182,525,959	30,183,135	320,181,251

—	—	—	—	149,927	14,933,735
79,777	500,968	67,624	556,910	95,581	943,357
7,214	46,254	6,408	51,961	8,542	87,125
3,326	—	2,934	—	3,816	—
14,745	12,029	15,405	14,665	14,702	28,408
2,456	5,960	4,818	8,047	2,886	9,289
45,159	84,357	30,039	59,637	35,503	113,904

152,677	649,568	127,228	691,220	310,957	16,115,818

8,501,444	57,565,772	7,502,063	63,809,472	9,803,464	109,780,177

$16,665,113	$104,096,941	$14,885,684	$118,025,267	$20,068,714	$194,285,256

$11,271	$6,646	$10,071	$7,415	$13,071	$12,521
15,001,008	94,259,825	13,165,936	105,166,744	17,655,407	177,620,593
415,592	2,685,044	573,264	3,642,024	561,814	5,456,029
26,507	(869,752)	(52,538)	(1,536,647)	30,534	(1,352,241)
1,210,735	8,015,178	1,188,951	10,745,731	1,807,888	12,548,354

$16,665,113	$104,096,941	$14,885,684	$118,025,267	$20,068,714	$194,285,256

$14.79	$15.66	$14.78	$15.92	$15.35	$15.52

$23,258,397	$150,842,431	$20,785,920	$167,695,476	$27,660,723	$301,259,814
340	2,302	300	2,552	392	4,390
0.01	0.001	0.01	0.001	0.01	0.001
1,127,093	6,646,343	1,007,093	7,414,793	1,307,093	12,521,494

STATEMENTS OF OPERATIONS (unaudited)
For the six months ended April 30, 2005

			California	California
	Investment Quality	Municipal	Investment Quality	Municipal
	Municipal Trust	Income Trust	Municipal Trust	Income Trust
	(BKN)	(BFK)	(RAA)	(BFZ)

Net Investment Income
Interest income	$10,957,325	$28,399,918	$471,386	$9,320,738

Expenses
Investment advisory	711,440	3,007,738	38,306	1,062,504
Administration	304,903	—	10,944	—
Transfer agent	9,231	8,679	5,249	7,964
Custodian	51,067	74,847	5,115	41,769
Reports to shareholders	29,193	67,191	3,620	21,975
Trustees	18,162	39,458	6,064	15,204
Registration	1,937	16,793	291	15,620
Independent accountants	20,363	20,815	7,421	19,005
Legal	20,628	43,340	3,100	16,721
Insurance	14,441	34,854	776	12,403
Auction agent	188,419	480,400	11,257	170,411
Miscellaneous	25,327	50,477	8,260	23,498

Total expenses	1,395,111	3,844,592	100,403	1,407,074
Less fees waived by Advisor	—	(1,253,224)	—	(442,710)
Less fees paid indirectly	(6,002)	(4,677)	(2,839)	(5,830)

Net expenses	1,389,109	2,586,691	97,564	958,534

Net investment income	9,568,216	25,813,227	373,822	8,362,204

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	6,110,746	7,496,205	110,960	(895,485)
Futures	(291,293)	(1,040,483)	(1,182)	(385,527)

	5,819,453	6,455,722	109,778	(1,281,012)

Net change in unrealized appreciation/depreciation on:
Investments	(4,746,938)	15,666,777	97,171	7,432,877
Futures	665,165	2,361,431	2,813	875,118

	(4,081,773)	18,028,208	99,984	8,307,995

Net gain (loss)	1,737,680	24,483,930	209,762	7,026,983

Dividends and Distributions to
Preferred Shareholders from:
Net investment income	(1,321,001)	(3,374,792)	(55,273)	(1,021,331)
Net realized gains	—	—	—	—

Total dividends and distributions	(1,321,001)	(3,374,792)	(55,273)	(1,021,331)

Net Increase in Net Assets Applicable
to Common Shareholders Resulting
from Operations	$9,984,895	$46,922,365	$528,311	$14,367,856

See Notes to Financial Statements.

Florida	Florida	New Jersey	New Jersey	New York	New York
Investment Quality	Municipal	Investment Quality	Municipal	Investment Quality	Municipal
Municipal Trust	Income Trust	Municipal Trust	Income Trust	Municipal Trust	Income Trust
(RFA)	(BBF)	(RNJ)	(BNJ)	(RNY)	(BNY)

$580,410	$4,204,659	$541,214	$4,832,701	$743,547	$7,982,968

43,766	476,634	38,829	535,081	51,673	898,811
12,505	—	11,094	—	14,764	—
5,611	7,964	5,611	7,964	5,611	7,964
4,923	27,885	5,085	28,841	6,545	36,283
3,620	11,542	3,620	13,937	3,620	21,859
6,064	7,059	6,064	7,783	6,064	13,213
328	11,157	291	11,157	380	15,620
7,421	17,738	7,421	17,738	7,421	19,005
3,151	9,250	3,109	9,507	3,214	16,220
892	5,563	786	6,242	1,053	10,527
12,521	74,900	11,286	82,606	14,140	142,912
8,027	15,137	8,038	16,024	8,153	21,199

108,829	664,829	101,234	736,880	122,638	1,203,613
—	(198,598)	—	(222,950)	—	(374,505)
(3,037)	(3,812)	(2,778)	(4,587)	(3,719)	(3,703)

105,792	462,419	98,456	509,343	118,919	825,405

474,618	3,742,240	442,758	4,323,358	624,628	7,157,563

20,134	(5,242)	(7)	150,228	26,038	2,757,064
(2,018)	(146,266)	(1,182)	(178,034)	(2,427)	(255,756)

18,116	(151,508)	(1,189)	(27,806)	23,611	2,501,308

(74,660)	2,112,324	12,119	3,215,153	(2,907)	(707,501)
4,211	332,650	2,813	404,592	5,151	582,317

(70,449)	2,444,974	14,932	3,619,745	2,244	(125,184)

(52,333)	2,293,466	13,743	3,591,939	25,855	2,376,124

(69,569)	(444,894)	(64,610)	(567,995)	(73,789)	(862,005)
(10,423)	—	—	—	—	—

(79,992)	(444,894)	(64,610)	(567,995)	(73,789)	(862,005)

$342,293	$5,590,812	$391,891	$7,347,302	$576,694	$8,671,682

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended April 30, 2005 (unaudited), and for the year ended October 31, 2004

	Investment		Municipal
	Quality Municipal Trust		Income Trust
	(BKN)		(BFK)

	2005	2004	2005	2004

Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Operations:
Net investment income	$9,568,216	$19,680,873	$25,813,227	$52,143,566
Net realized gain (loss)	5,819,453	(2,704,080)	6,455,722	(10,849,651)
Net change in unrealized appreciation/depreciation	(4,081,773)	6,851,241	18,028,208	22,183,577
Net change in transactions related to investment
violation[1]	—	167,280	—	—
Dividends and distributions to preferred
shareholders from:
Net investment income	(1,321,001)	(1,560,276)	(3,374,792)	(3,870,243)
Net realized gains	—	—	—	—

Net increase in net assets resulting from operations	9,984,895	22,435,038	46,922,365	59,607,249

Dividends and Distributions to Common
Shareholders from:
Net investment income	(7,637,380)	(15,274,761)	(21,216,647)	(42,421,794)
Net realized gains	—	—	—	—

Total dividends and distributions	(7,637,380)	(15,274,761)	(21,216,647)	(42,421,794)

Capital Share Transactions:
Reinvestment of common dividends	—	—	—	519,196

Net proceeds from capital share transactions	—	—	—	519,196

Total increase (decrease)	2,347,515	7,160,277	25,705,718	17,704,651

Net Assets Applicable to
Common Shareholders
Beginning of period	262,474,968	255,314,691	621,648,141	603,943,490

End of period	$264,822,483	$262,474,968	$647,353,859	$621,648,141

End of period undistributed net investment income	$13,486,375	$12,876,540	$21,433,082	$20,211,294

[1] Amounts as of December 18, 2003. See Note 7 of Notes to Financial Statements.

See Notes to Financial Statements.

California Investment		California		Florida Investment
Quality Municipal Trust		Municipal Income Trust		Quality Municipal Trust
(RAA)		(BFZ)		(RFA)

2005	2004	2005	2004	2005	2004

$373,822	$927,165	$8,362,204	$17,211,060	$474,618	$1,103,025
109,778	(156,595)	(1,281,012)	(5,325,774)	18,116	146,348
99,984	48,265	8,307,995	15,044,621	(70,449)	(397,928)

—	10,779	—	—	—	46,656

(55,273)	(61,122)	(1,021,331)	(1,276,088)	(69,569)	(78,189)
—	(3,726)	—	—	(10,423)	(24,220)

528,311	764,766	14,367,856	25,653,819	342,293	795,692

(426,605)	(853,209)	(6,840,042)	(13,680,084)	(478,661)	(957,321)
—	(48,441)	—	—	(127,609)	(256,301)

(426,605)	(901,650)	(6,840,042)	(13,680,084)	(606,270)	(1,213,622)

—	—	—	—	—	—

—	—	—	—	—	—

101,706	(136,884)	7,527,814	11,973,735	(263,977)	(417,930)

14,528,568	14,665,452	221,370,732	209,396,997	16,929,090	17,347,020

$14,630,274	$14,528,568	$228,898,546	$221,370,732	$16,665,113	$16,929,090

$265,326	$373,382	$6,690,794	$6,189,963	$415,592	$489,204

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the six months ended April 30, 2005 (unaudited), and for the year ended October 31, 2004

	Florida		New Jersey Investment
	Municipal Income Trust		Quality Municipal Trust
	(BBF)		(RNJ)

	2005	2004	2005	2004

Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Operations:
Net investment income	$3,742,240	$7,485,885	$442,758	$972,804
Net realized gain (loss)	(151,508)	(508,174)	(1,189)	159,011
Net change in unrealized appreciation/depreciation	2,444,974	3,505,389	14,932	(357,062)
Net change in transactions related to investment
violation[1]	—	—	—	—
Dividends to preferred shareholders from
net investment income	(444,894)	(548,629)	(64,610)	(70,911)

Net increase in net assets resulting from operations	5,590,812	9,934,471	391,891	703,842

Dividends to Common Shareholders from:
Net investment income	(3,005,809)	(6,011,618)	(405,746)	(811,491)

Total increase (decrease)	2,585,003	3,922,853	(13,855)	(107,649)

Net Assets Applicable to
Common Shareholders:
Beginning of period	101,511,938	97,589,085	14,899,539	15,007,188

End of period	$104,096,941	$101,511,938	$14,885,684	$14,899,539

End of period undistributed net investment income	$2,685,044	$2,393,507	$573,264	$600,862

[1] Amounts as of December 18, 2003. See Note 7 of Notes to Financial Statements.

See Notes to Financial Statements.

New Jersey		New York Investment		New York
Municipal Income Trust		Quality Municipal Trust		Municipal Income Trust
(BNJ)		(RNY)		(BNY)

2005	2004	2005	2004	2005	2004

$4,323,358	$8,616,860	$624,628	$1,259,176	$7,157,563	$14,367,676
(27,806)	(815,221)	23,611	70,439	2,501,308	(1,277,572)
3,619,745	5,352,381	2,244	(82,103)	(125,184)	5,687,713
—	—	—	4,284	—	—

(567,995)	(623,629)	(73,789)	(92,575)	(862,005)	(1,058,252)

7,347,302	12,530,391	576,694	1,159,221	8,671,682	17,719,565

(3,341,462)	(6,682,923)	(573,487)	(1,146,975)	(5,660,141)	(11,320,282)

4,005,840	5,847,468	3,207	12,246	3,011,541	6,399,283

114,019,427	108,171,959	20,065,507	20,053,261	191,273,715	184,874,432

$118,025,267	$114,019,427	$20,068,714	$20,065,507	$194,285,256	$191,273,715

$3,642,024	$3,228,123	$556,966	$584,462	$5,456,029	$4,820,612

FINANCIAL HIGHLIGHTS

BlackRock Investment Quality Municipal Trust (BKN)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
	(unaudited)	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.71	$15.28	$15.19	$15.19	$14.30	$13.95

Investment operations:
Net investment income	0.58	1.17	1.16	1.20	1.20	1.13
Net realized and unrealized gain (loss)	0.10	0.26	(0.09)	(0.26)	0.75	0.43
Dividends to preferred shareholders
from net investment income	(0.08)	(0.09)	(0.09)	(0.13)	(0.29)	(0.35)

Net increase from investment
operations	0.60	1.34	0.98	0.81	1.66	1.21

Dividends to common shareholders
from net investment income	(0.46)	(0.91)	(0.89)	(0.81)	(0.78)	(0.83)

Capital changes with respect to
issuance of:
Preferred shares	—	—	—	—	0.01	(0.03)

Net asset value, end of period	$15.85	$15.71	$15.28	$15.19	$15.19	$14.30

Market price, end of period	$15.41	$15.12	$14.26	$13.48	$13.73	$12.13

TOTAL INVESTMENT RETURN[1]	4.99%	12.91%	12.67%	4.14%	20.03%	(1.27)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and
paid indirectly	1.06%[3]	1.08%	1.10%	1.09%	1.14%	1.20%
Expenses after fees waived and
before fees paid indirectly	1.07%[3]	1.08%	1.10%	1.09%	1.14%	1.20%
Expenses before fees waived and paid
indirectly	1.07%[3]	1.08%	1.10%	1.09%	1.14%	1.20%
Net investment income after fees
waived and paid indirectly and
before preferred share dividends	7.33%[3]	7.59%	7.62%	7.93%	8.10%	8.18%
Preferred share dividends	1.01%[3]	0.60%	0.59%	0.83%	1.94%	2.53%
Net investment income available to
common shareholders	6.32%[3]	6.99%	7.03%	7.10%	6.16%	5.65%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$263,356	$259,470	$254,890	$251,428	$247,832	$230,746
Portfolio turnover	34%	52%	36%	19%	4%	35%
Net assets of common shareholders,
end of period (000)	$264,822	$262,475	$255,315	$253,710	$253,777	$238,849
Preferred shares value outstanding,
end of period (000)	$146,550	$146,550	$146,550	$146,550	$146,550	$146,550
Asset coverage per preferred share,
end of period	$70,187	$69,790	$68,561	$68,292	$68,308	$65,745

[1]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.
[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[3]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal Income Trust (BFK)

					For the period
	Six Months Ended	Year Ended October 31,			July 27, 2001[1]
	April 30, 2005				through
	(unaudited)	2004	2003	2002	October 31, 2001[2]

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$14.26	$13.87	$13.33	$14.30	$14.33 [3]

Investment operations:
Net investment income	0.60	1.19	1.23	1.20	0.17
Net realized and unrealized gain (loss)	0.56	0.26	0.35	(1.11)	0.12
Dividends to preferred shareholders from
net investment income	(0.08)	(0.09)	(0.09)	(0.13)	(0.01)

Net increase (decrease) from investment
operations	1.08	1.36	1.49	(0.04)	0.28

Dividends and distributions to common
shareholders:
Net investment income	(0.49)	(0.97)	(0.95)	(0.93)	(0.16)
In excess of net investment income	—	—	—	—	(0.01)

Total dividends and distributions	(0.49)	(0.97)	(0.95)	(0.93)	(0.17)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.11)

Total capital charges	—	—	—	—	(0.14)

Net asset value, end of period	$14.85	$14.26	$13.87	$13.33	$14.30

Market price, end of period	$14.49	$14.05	$13.70	$13.46	$14.75

TOTAL INVESTMENT RETURN[4]	6.65%	10.01%	9.21%	(2.40)%	(1.13)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.82%[6]	0.83%	0.84%	0.81%	0.61%[6]
Expenses after fees waived and before fees paid
indirectly	0.82%[6]	0.83%	0.84%	0.83%	0.62%[6]
Expenses before fees waived and paid indirectly	1.22%[6]	1.23%	1.25%	1.23%	0.91%[6]
Net investment income after fees waived and paid
indirectly and before preferred share dividends	8.19%[6]	8.44%	8.96%	8.74%	4.59%[6]
Preferred share dividends	1.07%[6]	0.63%	0.65%	0.92%	0.38%[6]
Net investment income available to common
shareholders	7.12%[6]	7.81%	8.31%	7.82%	4.21%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$635,763	$618,076	$594,192	$598,425	$572,610
Portfolio turnover	22%	59%	56%	70%	27%
Net assets of common shareholders, end of
period (000)	$647,354	$621,648	$603,943	$579,681	$619,249
Preferred shares value outstanding, end of
period (000)	$375,125	$375,125	$375,125	$375,125	$375,125
Asset coverage per preferred share, end of period	$68,150	$66,435	$65,251	$63,636	$66,275

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Investment Quality Municipal Trust (RAA)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
	(unaudited)	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$14.43	$14.56	$14.81	$15.30	$14.62	$14.34

Investment operations:
Net investment income	0.36	0.92	1.05	1.04	1.05	1.06
Net realized and unrealized gain (loss)	0.21	(0.09)	(0.41)	(0.64)	0.63	0.29
Dividends to preferred shareholders
from net investment income	(0.05)	(0.06)	(0.06)	(0.09)	(0.21)	(0.25)

Net increase from investment operations	0.52	0.77	0.58	0.31	1.47	1.10

Dividends and distributions to common
shareholders:
Net investment income	—	(0.85)	(0.83)	(0.80)	(0.79)	(0.82)
Net realized gains	(0.42)	(0.05)	—	—	—	—

Total dividends and distributions	(0.42)	(0.90)	(0.83)	(0.80)	(0.79)	(0.82)

Net asset value, end of period	$14.53	$14.43	$14.56	$14.81	$15.30	$14.62

Market price, end of period	$14.25	$14.30	$14.03	$13.38	$15.55	$14.00

TOTAL INVESTMENT RETURN[1]	2.66%	8.78%	11.38%	(9.26)%	17.03%	(4.33)%

RATIOS TO AVERAGE NET
ASSETS OF COMMON
SHAREHOLDERS:[2]
Expenses after fees waived and
paid indirectly	1.35%[3]	1.35%	1.40%	1.29%	1.38%	1.41%
Expenses after fees waived and
before fees paid indirectly	1.39%[3]	1.40%	1.40%	1.29%	1.38%	1.41%
Expenses before fees paid indirectly	1.39%[3]	1.40%	1.40%	1.29%	1.38%	1.41%
Net investment income after fees
waived and paid indirectly and
before preferred share dividends	5.17%[3]	6.37%	7.17%	6.86%	7.04%	7.36%
Preferred share dividends	0.76%[3]	0.42%	0.44%	0.59%	1.39%	1.75%
Net investment income available to
common shareholders	4.41%[3]	5.95%	6.73%	6.27%	5.65%	5.61%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$14,570	$14,553	$14,752	$15,221	$15,072	$14,450
Portfolio turnover	3%	15%	6%	30%	1%	—%
Net assets of common shareholders,
end of period (000)	$14,630	$14,529	$14,665	$14,911	$15,411	$14,725
Preferred shares value outstanding,
end of period (000)	$7,500	$7,500	$7,500	$7,500	$7,500	$7,500
Asset coverage per preferred share,
end of period	$73,771	$73,433	$73,886	$74,706	$76,377	$74,097

[1]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.
[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[3]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Municipal Income Trust (BFZ)

					For the period
	Six Months Ended	Year Ended October 31,			July 27, 2001[1]
	April 30, 2005				through
	(unaudited)	2004	2003	2002	October 31, 2001[2]

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$14.77	$13.97	$14.16	$14.50	$14.33 [3]

Investment operations:
Net investment income	0.56	1.15	1.12	1.11	0.16
Net realized and unrealized gain (loss)	0.47	0.65	(0.34)	(0.46)	0.32
Dividends to preferred shareholders from
net investment income	(0.07)	(0.09)	(0.08)	(0.12)	(0.01)

Net increase from investment operations	0.96	1.71	0.70	0.53	0.47

Dividends and distributions to common
shareholders:
Net investment income	(0.46)	(0.91)	(0.89)	(0.87)	(0.15)
In excess of net investment income	—	—	—	—	(0.01)

Total dividends and distributions	(0.46)	(0.91)	(0.89)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.11)

Total capital charges	—	—	—	—	(0.14)

Net asset value, end of period	$15.27	$14.77	$13.97	$14.16	$14.50

Market price, end of period	$14.06	$13.65	$13.21	$13.09	$14.75

TOTAL INVESTMENT RETURN[4]	6.44%	10.58%	7.92%	(5.49)%	(1.17)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.86%[6]	0.87%	0.89%	0.88%	0.72%[6]
Expenses after fees waived and before fees paid
indirectly	0.86%[6]	0.88%	0.89%	0.90%	0.73%[6]
Expenses before fees waived and paid indirectly	1.26%[6]	1.28%	1.30%	1.31%	1.02%[6]
Net investment income after fees waived and
paid indirectly and before preferred
share dividends	7.49%[6]	7.96%	8.01%	7.96%	4.06%[6]
Preferred share dividends	0.91%[6]	0.59%	0.57%	0.86%	0.38%[6]
Net investment income available to common
shareholders	6.58%[6]	7.37%	7.44%	7.10%	3.68%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$225,153	$216,238	$211,275	$209,965	$199,356
Portfolio turnover	11%	15%	34%	44%	16%
Net assets of common shareholders, end of
period (000)	$228,899	$221,371	$209,397	$212,215	$216,829
Preferred shares value outstanding, end of
period (000)	$131,950	$131,950	$131,950	$131,950	$131,950
Asset coverage per preferred share, end of period	$68,373	$66,945	$64,675	$65,211	$66,086

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Investment Quality Municipal Trust (RFA)

	Six Months Ended		Year Ended October 31,
	April 30, 2005
	(unaudited)	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.02	$15.39	$15.65	$15.50	$14.65	$14.29

Investment operations:
Net investment income	0.41	0.98	1.04	1.05	1.03	1.07
Net realized and unrealized gain (loss)	(0.04)	(0.18)	(0.39)	0.02	0.86	0.40
Dividends and distributions to
preferred shareholders:
Net investment income	(0.06)	(0.07)	(0.08)	(0.11)	(0.24)	(0.31)
Net realized gains	(0.01)	(0.02)	—	—	—	—

Net increase from investment operations	0.30	0.71	0.57	0.96	1.65	1.16

Dividends and distributions to common
shareholders:
Net investment income	(0.42)	(0.85)	(0.83)	(0.81)	(0.80)	(0.80)
Net realized gains	(0.11)	(0.23)	—	—	—	—

Total dividends and distributions	(0.53)	(1.08)	(0.83)	(0.81)	(0.80)	(0.80)

Net asset value, end of period	$14.79	$15.02	$15.39	$15.65	$15.50	$14.65

Market price, end of period	$14.30	$14.30	$14.47	$14.50	$14.36	$13.13

TOTAL INVESTMENT RETURN[1]	3.77%	6.32%	5.52%	6.52%	15.65%	9.00%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[2]
Expenses after fees paid indirectly	1.28%[3]	1.27%	1.29%	1.20%	1.38%	1.22%
Expenses after fees waived and before
fees paid indirectly	1.31%[3]	1.31%	1.29%	1.20%	1.38%	1.22%
Expenses before fees paid indirectly	1.31%[3]	1.31%	1.29%	1.20%	1.38%	1.22%
Net investment income after fees
paid indirectly and before preferred
share dividends	5.73%[3]	6.48%	6.69%	6.76%	6.83%	7.48%
Preferred share dividends	0.84%[3]	0.46%	0.51%	0.69%	1.58%	2.18%
Net investment income available to
common shareholders	4.89%[3]	6.02%	6.18%	6.07%	5.25%	5.30%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$16,717	$17,035	$17,561	$17,427	$17,046	$16,167
Portfolio turnover	3%	13%	17%	8%	—%	—%
Net assets of common shareholders,
end of period (000)	$16,665	$16,929	$17,347	$17,639	$17,472	$16,509
Preferred shares value outstanding,
end of period (000)	$8,500	$8,500	$8,500	$8,500	$8,500	$8,500
Asset coverage per preferred share,
end of period	$74,019	$74,795	$76,021	$76,886	$76,397	$73,570

[1]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.
[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[3]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Municipal Income Trust (BBF)

					For the period
	Six Months Ended	Year Ended October 31,			July 27, 2001[1]
	April 30, 2005				through
	(unaudited)	2004	2003	2002	October 31, 2001[2]

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.27	$14.68	$14.57	$14.37	$14.33 [3]

Investment operations:
Net investment income	0.56	1.12	1.11	1.07	0.17
Net realized and unrealized gain (loss)	0.35	0.45	(0.03)	0.13	0.18
Dividends to preferred shareholders from
net investment income	(0.07)	(0.08)	(0.08)	(0.12)	(0.01)

Net increase from investment operations	0.84	1.49	1.00	1.08	0.34

Dividends to common shareholders from
net investment income	(0.45)	(0.90)	(0.89)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	(0.01)	(0.11)

Total capital charges	—	—	—	(0.01)	(0.14)

Net asset value, end of period	$15.66	$15.27	$14.68	$14.57	$14.37

Market price, end of period	$14.80	$14.40	$13.36	$13.65	$14.50

TOTAL INVESTMENT RETURN[4]	5.98%	15.04%	4.30%	0.16%	(2.84)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.91%[6]	0.93%	0.94%	0.96%	0.87%[6]
Expenses after fees waived and before fees
paid indirectly	0.92%[6]	0.93%	0.95%	0.98%	0.88%[6]
Expenses before fees waived and paid indirectly	1.31%[6]	1.32%	1.35%	1.38%	1.17%[6]
Net investment income after fees waived and
paid indirectly and before preferred
share dividends	7.35%[6]	7.49%	7.50%	7.59%	4.43%[6]
Preferred share dividends	0.87%[6]	0.55%	0.53%	0.82%	0.37%[6]
Net investment income available to common
shareholders	6.48%[6]	6.94%	6.97%	6.77%	4.06%[6]
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$102,645	$100,002	$98,081	$93,558	$87,918
Portfolio turnover	—%	10%	19%	35%	28%
Net assets of common shareholders,
end of period (000)	$104,097	$101,512	$97,589	$96,816	$95,123
Preferred shares value outstanding,
end of period (000)	$57,550	$57,550	$57,550	$57,550	$57,550
Asset coverage per preferred share,
end of period	$70,227	$69,101	$67,394	$67,060	$66,323

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
	(unaudited)	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$14.79	$14.90	$14.64	$14.85	$13.96	$13.52

Investment operations:
Net investment income	0.43	0.97	1.00	1.02	0.96	1.01
Net realized and unrealized gain (loss)	0.02	(0.20)	0.12	(0.39)	0.87	0.43
Dividends to preferred shareholders
from net investment income	(0.06)	(0.07)	(0.06)	(0.09)	(0.21)	(0.27)

Net increase from investment
operations	0.39	0.70	1.06	0.54	1.62	1.17

Dividends to common shareholders
from net investment income	(0.40)	(0.81)	(0.80)	(0.75)	(0.73)	(0.73)

Net asset value, end of period	$14.78	$14.79	$14.90	$14.64	$14.85	$13.96

Market price, end of period	$14.50	$15.00	$14.80	$13.30	$13.75	$12.13

TOTAL INVESTMENT RETURN[1]	(0.63)%	7.14%	17.59%	2.07%	19.63%	5.08%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and
paid indirectly	1.33%[3]	1.34%	1.39%	1.31%	1.54%	1.32%
Expenses after fees waived and
before fees paid indirectly	1.37%[3]	1.37%	1.39%	1.31%	1.54%	1.32%
Expenses before fees waived
and paid indirectly	1.37%[3]	1.37%	1.39%	1.31%	1.54%	1.32%
Net investment income after
fees waived and paid
indirectly and before preferred
share dividends	5.99%[3]	6.50%	6.72%	6.93%	6.64%	7.44%
Preferred share dividends	0.87%[3]	0.47%	0.41%	0.61%	1.47%	1.98%
Net investment income available
to common shareholders	5.12%[3]	6.03%	6.31%	6.32%	5.17%	5.46%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$14,909	$14,974	$14,975	$14,791	$14,570	$13,696
Portfolio turnover	10%	12%	4%	14%	9%	23%
Net assets of common shareholders,
end of period (000)	$14,886	$14,900	$15,007	$14,747	$14,958	$14,059
Preferred shares value outstanding,
end of period (000)	$7,500	$7,500	$7,500	$7,500	$7,500	$7,500
Asset coverage per preferred share,
end of period	$74,626	$74,670	$75,026	$74,159	$74,862	$71,879

[1]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.
[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[3]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New Jersey Municipal Income Trust (BNJ)

					For the period
	Six Months Ended	Year Ended October 31,			July 27, 2001[1]
	April 30, 2005				through
	(unaudited)	2004	2003	2002	October 31, 2001[2]

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.38	$14.59	$14.29	$14.26	$14.33 [3]

Investment operations:
Net investment income	0.59	1.16	1.15	1.10	0.14
Net realized and unrealized gain (loss)	0.48	0.61	0.11	(0.07)	0.10
Dividends to preferred shareholders from
net investment income	(0.08)	(0.08)	(0.08)	(0.12)	(0.01)

Net increase from investment operations	0.99	1.69	1.18	0.91	0.23

Dividends and distributions to common
shareholders:
Net investment income	(0.45)	(0.90)	(0.88)	(0.87)	(0.13)
In excess of net investment income	—	—	—	—	(0.03)

Total dividends and distributions	(0.45)	(0.90)	(0.88)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	(0.01)	(0.11)

Total capital charges	—	—	—	(0.01)	(0.14)

Net asset value, end of period	$15.92	$15.38	$14.59	$14.29	$14.26

Market price, end of period	$14.62	$14.45	$14.04	$13.64	$14.84

TOTAL INVESTMENT RETURN[4]	4.34%	9.63%	9.59%	(2.25)%	(0.56)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.89%[6]	0.91%	0.93%	0.93%	0.83%[6]
Expenses after fees waived and before fees
paid indirectly	0.89%[6]	0.91%	0.94%	0.97%	0.84%[6]
Expenses before fees waived and paid indirectly	1.28%[6]	1.30%	1.34%	1.37%	1.12%[6]
Net investment income after fees waived
and paid indirectly and before preferred
share dividends	7.51%[6]	7.74%	7.85%	7.81%	3.67%[6]
Preferred share dividends	0.99%[6]	0.56%	0.57%	0.88%	0.37%[6]
Net investment income available to common
shareholders	6.52%[6]	7.18%	7.28%	6.93%	3.30%[6]
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$116,038	$111,263	$107,900	$104,241	$97,050
Portfolio turnover	5%	16%	13%	50%	16%
Net assets of common shareholders,
end of period (000)	$118,025	$114,019	$108,172	$105,985	$105,089
Preferred shares value outstanding,
end of period (000)	$63,800	$63,800	$63,800	$63,800	$63,800
Asset coverage per preferred share, end of period	$71,252	$69,682	$67,387	$66,538	$66,187

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Investment Quality Municipal Trust (RNY)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
	(unaudited)	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of year	$15.35	$15.34	$15.47	$15.28	$14.55	$14.11

Investment operations:
Net investment income	0.48	0.96	1.03	1.06	1.06	1.08
Net realized and unrealized gain (loss)	0.02	—	(0.21)	0.06	0.70	0.44
Dividends to preferred shareholders
from net investment income	(0.06)	(0.07)	(0.07)	(0.09)	(0.21)	(0.26)

Net increase from investment
operations	0.44	0.89	0.75	1.03	1.55	1.26

Dividends to common shareholders
from net investment income	(0.44)	(0.88)	(0.88)	(0.84)	(0.82)	(0.82)

Net asset value, end of year	$15.35	$15.35	$15.34	$15.47	$15.28	$14.55

Market price, end of year	$14.07	$14.50	$14.18	$14.40	$14.20	$12.63

TOTAL INVESTMENT RETURN[1]	0.05%	8.81%	4.69%	7.42%	19.20%	(1.21)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and
paid indirectly	1.20%[3]	1.21%	1.24%	1.17%	1.31%	1.21%
Expenses after fees waived and
before fees paid indirectly	1.24%[3]	1.24%	1.24%	1.17%	1.31%	1.21%
Expenses before fees paid indirectly	1.24%[3]	1.24%	1.24%	1.17%	1.31%	1.21%
Net investment income after fees
waived and paid indirectly and
before preferred share dividends	6.31%[3]	6.29%	6.68%	6.97%	7.06%	7.63%
Preferred share dividends	0.75%[3]	0.46%	0.44%	0.60%	1.40%	1.83%
Net investment income available to
common shareholders	5.56%[3]	5.83%	6.24%	6.37%	5.66%	5.81%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$19,972	$20,019	$20,158	$19,915	$19,663	$18,523
Portfolio turnover	2%	23%	36%	7%	—%	22%
Net assets of common shareholders,
end of period (000)	$20,069	$20,066	$20,053	$20,222	$19,973	$19,016
Preferred shares value outstanding,
end of period (000)	$9,800	$9,800	$9,800	$9,800	$9,800	$9,800
Asset coverage per preferred share,
end of period	$76,205	$76,195	$76,159	$76,590	$75,955	$73,516

[1]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.
[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[3]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Municipal Income Trust (BNY)

					For the period
	Six Months Ended	Year Ended October 31,			July 27, 2001[1]
	April 30, 2005				through
	(unaudited)	2004	2003	2002	October 31, 2001[2]

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.28	$14.76	$14.47	$14.09	$14.33 [3]

Investment operations:
Net investment income	0.57	1.14	1.14	1.09	0.15
Net realized and unrealized gain (loss)	0.19	0.36	0.13	0.29	(0.08)
Dividends to preferred shareholders from
net investment income	(0.07)	(0.08)	(0.09)	(0.13)	(0.01)

Net increase from investment operations	0.69	1.42	1.18	1.25	0.06

Dividends and distributions to common
shareholders:
Net investment income	(0.45)	(0.90)	(0.89)	(0.87)	(0.14)
In excess of net investment income	—	—	—	—	(0.02)

Total dividends and distributions	(0.45)	(0.90)	(0.89)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.11)

Total capital charges	—	—	—	—	(0.14)

Net asset value, end of period	$15.52	$15.28	$14.76	$14.47	$14.09

Market price, end of period	$14.52	$13.99	$13.45	$13.42	$14.62

TOTAL INVESTMENT RETURN[4]	7.09%	10.99%	6.95%	(2.25)%	(5.58)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.87%[6]	0.87%	0.88%	0.90%	0.73%[6]
Expenses after fees waived and before fees
paid indirectly	0.87%[6]	0.87%	0.89%	0.92%	0.74%[6]
Expenses before fees waived and paid indirectly	1.26%[6]	1.27%	1.29%	1.33%	1.03%[6]
Net investment income after fees waived
and paid indirectly and before preferred
share dividends	7.50%[6]	7.62%	7.73%	7.87%	3.93%[6]
Preferred share dividends	0.90%[6]	0.56%	0.62%	0.93%	0.37%[6]
Net investment income available to common
shareholders	6.60%[6]	7.06%	7.11%	6.94%	3.56%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$192,337	$188,746	$183,648	$173,885	$163,077
Portfolio turnover	8%	13%	14%	57%	2%
Net assets of common shareholders,
end of period (000)	$194,285	$191,274	$184,874	$181,200	$175,110
Preferred shares value outstanding,
end of period (000)	$109,750	$109,750	$109,750	$109,750	$109,750
Asset coverage per preferred share, end of period	$69,263	$68,575	$67,115	$66,279	$64,894

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies BlackRock Investment Quality Municipal Trust Inc. (“Municipal Investment Quality”) was organized as a Maryland corporation on November 19, 1992. BlackRock California Investment Quality Municipal Trust Inc.  (“California Investment Quality”), BlackRock New Jersey Investment Quality Municipal Trust Inc. (“New Jersey Investment Quality”) and BlackRock New York Investment Quality Municipal Trust Inc. (“New York Investment Quality”) were organized as Maryland corporations on April 12, 1993. BlackRock Florida Investment Quality Municipal Trust (“Florida Investment Quality”) was organized as a Massachusetts business trust on April 15, 1993. BlackRock Municipal Income Trust (“Municipal Income”), BlackRock California Municipal Income Trust (“California Income”), BlackRock Florida Municipal Income Trust (“Florida Income”), BlackRock New Jersey Municipal Income Trust (“New Jersey Income”) and BlackRock New York Municipal Income Trust (“New York Income”) (collectively the “Income Trusts”) were organized as Delaware statuatory trusts on March 30, 2001. Municipal Investment Quality and Municipal Income are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. California Investment Quality, California Income, Florida Investment Quality, Florida Income, New Jersey Investment Quality, New Jersey Income, New York Investment Quality and New York Income are registered as non-diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality are herein referred to as the Investment Quality Trusts. The ability of issuers of debt securities held by each Trust to meet their obligations may be affected by economic developments in a state, a specific industry or region. The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees or Board of Directors, as the case may be (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the relevant Board.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income to shareholders. For this reason and because substantially all of the gross income of each Trust consists of tax-exempt interest, no Federal income tax provisions are required.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 4.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees/Directors (“Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Note 2. Agreements Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to the Income Trusts. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The Investment Management Agreement for each Income Trust covers both investment advisory and administration services. Each Investment Quality Trust has an Administration Agreement with the Advisor.

     Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the Investment Quality Trusts and 0.60% for the Income Trusts, of the Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt or preferred shares representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Income Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust’s operations, 0.20% in year six, 0.15% in year seven, 0.10% in year eight and 0.05% in year nine.

     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which may include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support and compliance services to each Trust. For the six months ended April 30, 2005, the Trusts reimbursed the Advisor the following amounts:

Trust	Amount	Trust	Amount

Municipal Investment Quality	$8,236	Florida Income	$3,180
Municipal Income	17,376	New Jersey Investment Quality	485
California Investment Quality	480	New Jersey Income	3,479
California Income	6,853	New York Investment Quality	657
Florida Investment Quality	572	New York Income	5,944

     Pursuant to the terms of each Trust’s custody agreement, each Trust received earning credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Securities Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the six months ended April 30, 2005, were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Municipal Investment Quality	$138,112,872	$134,598,911	Florida Income	$—	$5,228,734
Municipal Income	210,049,156	245,689,373	New Jersey Investment Quality	1,952,211	2,226,185
California Investment Quality	514,980	3,265,918	New Jersey Income	8,160,180	8,168,221
California Income	39,801,790	40,709,311	New York Investment Quality	2,893,215	504,077
Florida Investment Quality	1,264,043	507,982	New York Income	25,085,588	35,186,660

    There were no purchases or sales of U.S. government securities.

Details of open financial futures contracts at April 30, 2005 were as follows:

	Number of		Expiration		Value at Trade	Value at	Unrealized
Trust	Contracts	Type	Date		Date	April 30, 2005	Depreciation

Short Positions:
Municipal Investment Quality	669	10 Yr. U.S. T-Note	June	’ 05	$73,831,748	$74,541,234	$(709,486)
Municipal Income	2,433	10 Yr. U.S. T-Note	June	’ 05	268,509,908	271,089,422	(2,579,514)
California Investment Quality	3	10 Yr. U.S. T-Note	June	’ 05	331,017	334,265	(3,248)
California Income	902	10 Yr. U.S. T-Note	June	’ 05	99,546,181	100,502,532	(956,351)
Florida Investment Quality	4	10 Yr. U.S. T-Note	June	’ 05	441,492	445,688	(4,196)
Florida Income	343	10 Yr. U.S. T-Note	June	’ 05	37,853,884	38,217,703	(363,819)
New Jersey Investment Quality	3	10 Yr. U.S. T-Note	June	’ 05	331,017	334,265	(3,248)
New Jersey Income	417	10 Yr. U.S. T-Note	June	’ 05	46,020,611	46,462,922	(442,311)
New York Investment Quality	5	10 Yr. U.S. T-Note	June	’ 05	551,825	557,109	(5,284)
New York Income	600	10 Yr. U.S. T-Note	June	’ 05	66,217,003	66,853,125	(636,122)

     At April 30, 2005, the total cost of securities for Federal income tax purposes and aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

Trust	Cost	Appreciation	Depreciation	Net

Municipal Investment Quality	$387,441,607	$25,736,311	$1,174,368	$26,910,679
Municipal Income	953,955,908	46,869,761	7,371,378	54,241,139
California Investment Quality	20,527,506	952,412	—	952,412
California Income	337,636,233	18,107,106	270,460	18,377,566
Florida Investment Quality	23,259,525	1,213,803	—	1,213,803
Florida Income	150,490,493	8,210,069	520,866	8,730,935
New Jersey Investment Quality	20,787,403	1,096,536	94,180	1,190,716
New Jersey Income	167,224,975	11,658,543	—	11,658,543
New York Investment Quality	27,665,809	1,808,086	—	1,808,086
New York Income	300,652,612	13,776,368	15,310	13,791,678

     For Federal income tax purposes, the following Trusts had capital loss carryforwards at October 31, 2004, the Trusts’ last tax year-end except for New York Income which had its last tax year-end at July 31, 2004. These amounts may be used to offset future realized capital gains, if any:

	Capital Loss			Capital Loss
	Carryforward			Carryforward
Trust	Amounts	Expires	Trust	Amounts	Expires

Municipal Investment Quality	$4,081,536	2012	Florida Income	$1,204,636	2012
	2,870,542	2011		210,077	2010

	324,268	2010		$1,414,713

	133,706	2009
	5,068,444	2008	New Jersey Investment Quality	$57,410	2008

	312,281	2007	New Jersey Income	$1,662,124	2012

	$12,790,777			28,207	2011

Municipal Income	$15,767,389	2012		615,438	2010
	21,749,554	2011		49,975	2009

	15,055,804	2010		$2,355,744

	526,271	2009

	$53,099,018		New York Investment Quality	$3,511	2008

			New York Income	$485,438	2012
California Investment Quality	$129,669	2012		2,021,656	2011

California Income	$4,943,577	2012		68,166	2010

	124,338	2011		$2,575,260

	2,398,646	2010

	$7,466,561

     Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Note 4. Distributions to Shareholders The tax character of distributions paid during the six months ended April 30, 2005 and the year ended October 31, 2004, were as follows:

	Six months ended April 30, 2005

		Long-term
Distributions Paid From:	Tax-exempt Income	Capital Gains	Total Distributions

Municipal Investment Quality	$8,958,381	$—	$8,958,381
Municipal Income	24,591,439	—	24,591,439
California Investment Quality	481,878	—	481,878
California Income	7,861,373	—	7,861,373
Florida Investment Quality	548,230	138,032	686,262
Florida Income	3,450,703	—	3,450,703
New Jersey Investment Quality	470,356	—	470,356
New Jersey Income	3,909,457	—	3,909,457
New York Investment Quality	647,276	—	647,276
New York Income	6,522,146	—	6,522,146

	Year ended October 31, 2004

		Long-term
Distributions Paid From:	Tax-exempt Income	Capital Gains	Total Distributions

Municipal Investment Quality	$16,835,037	$—	$16,835,037
Municipal Income	46,292,037	—	46,292,037
California Investment Quality	914,331	52,167	966,498
California Income	14,956,172	—	14,956,172
Florida Investment Quality	1,035,510	280,521	1,316,031
Florida Income	6,560,247	—	6,560,247
New Jersey Investment Quality	882,402	—	882,402
New Jersey Income	7,306,552	—	7,306,552
New York Investment Quality	1,239,550	—	1,239,550
New York Income	12,378,534	—	12,378,534

As of April 30, 2005, the estimated components of distributable earnings on a tax basis were as follows:

			Undistributed
	Undistributed	Undistributed	Long-term	Unrealized
Trust	Tax-exempt Income	Ordinary Income	Gains	Net Appreciation

Municipal Investment Quality	$14,318,689	$—	$—	$26,201,192
Municipal Income	24,995,653	—	—	51,661,625
California Investment Quality	346,929	—	—	949,164
California Income	7,862,420	—	—	17,421,216
Florida Investment Quality	502,134	878	21,435	1,209,608
Florida Income	3,213,665	—	—	8,367,116
New Jersey Investment Quality	647,675	—	—	1,187,468
New Jersey Income	4,180,215	—	—	11,216,233
New York Investment Quality	666,221	—	25,408	1,802,803
New York Income	6,457,735	—	—	13,155,556

Note 5. Capital There are 200 million of $0.01 par value common shares authorized for each of the Investment Quality Trusts. There are an unlimited number of $0.001 par value common shares authorized for the Income Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of preferred shares. At April 30, 2005, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

	Common	Common		Common	Common
	Shares	Shares		Shares	Shares
Trust	Outstanding	Owned	Trust	Outstanding	Owned

Municipal Investment Quality	16,707,093	—	Florida Income	6,646,343	—
Municipal Income	43,588,385	—	New Jersey Investment Quality	1,007,093	—
California Investment Quality	1,007,093	—	New Jersey Income	7,414,793	—
California Income	14,985,501	—	New York Investment Quality	1,307,093	—
Florida Investment Quality	1,127,093	—	New York Income	12,521,494	—

     There were no transactions in common shares of beneficial interest for the six months ended April 30, 2005. During the year ended October 31, 2004, Municipal Income issued 35,706 additional shares under its dividend reinvestment plan.

     As of April 30, 2005, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Municipal Investment Quality	T7	3,262	Florida Investment Quality	R7	340
	T28	2,600	Florida Income	T7	2,302
Municipal Income	M7	3,001	New Jersey Investment Quality	T7	300
	T7	3,001	New Jersey Income	R7	2,552
	W7	3,001	New York Investment Quality	F7	392
	R7	3,001	New York Income	W7	2,195
	F7	3,001		F7	2,195
California Investment Quality	W7	300
California Income	T7	2,639
	R7	2,639

     Dividends on seven-day preferred shares are cumulative at a rate which resets every seven days based on the results of an auction. Dividends on 28-day preferred shares are cumulative at a rate which resets every 28 days based on the results of an auction. The dividend ranges on the preferred shares for each of the Trusts for the six months ended April 30, 2005 were as follows:

Trust	Low	High	Trust	Low	High

Municipal Investment Quality	1.40%	2.40%	Florida Income	0.40%	2.50%
Municipal Income	1.25	2.82	New Jersey Investment Quality	1.20	2.51
California Investment Quality	0.75	1.90	New Jersey Income	1.30	2.71
California Income	0.50	2.45	New York Investment Quality	0.60	2.53
Florida Investment Quality	0.60	3.10	New York Income	0.75	2.69

     A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

     The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust, are not satisfied.

     The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

Note 6. Dividends Subsequent to April 30, 2005, the Board of each Trust declared dividends from undistributed earnings per common share payable June 1, 2005, to shareholders of record on May 15, 2005. The per share common dividends declared were as follows:

	Common Dividend		Common Dividend
Trust	Per Share	Trust	Per Share

Municipal Investment Quality	$0.076189	Florida Income	$0.075375
Municipal Income	0.081125	New Jersey Investment Quality	0.067148
California Investment Quality	0.070600	New Jersey Income	0.075108
California Income	0.076074	New York Investment Quality	0.073125
Florida Investment Quality	0.070781	New York Income	0.075339

The dividends declared on preferred shares for the period May 1, 2005 to May 31, 2005 for each of the Trusts were as follows:

		Dividends			Dividends
Trust	Series	Declared	Trust	Series	Declared

Municipal Investment Quality	T7	$166,558	Florida Investment Quality	R7	$17,445
	T28	142,116	Florida Income	T7	122,259
Municipal Income	M7	198,366	New Jersey Investment Quality	T7	14,181
	T7	155,512	New Jersey Income	R7	123,313
	W7	152,601	New York Investment Quality	F7	23,336
	R7	157,673	New York Income	W7	87,559
	F7	170,877		F7	126,827
California Investment Quality	W7	10,968
California Income	T7	97,933
	R7	99,068

Note 7. Reimbursements  In December of 2003, the Advisor determined that each of the Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality had purchased high yield bonds in violation of a non-fundamental investment policy requiring their investments to be of investment grade quality at the time of purchase. The Advisor has reimbursed each of the Trusts for the realized and unrealized losses incurred from the date of purchase through December 18, 2003, as a result of these unauthorized purchases. The net realized and unrealized gains on these securities as of December 18, 2003 was $167,280.00 for Municipal Investment Quality, $10,779.26 for California Investment Quality, $46,655.67 for Florida Investment Quality and $4,284.00 for New York Investment Quality. The amount of the reimbursement for the unrealized losses was $18,420.76 for California Investment Quality, $86,481.10 for New Jersey Investment Quality and $3,690.00 for New York Investment Quality. Such amounts have been reflected in the accompanying financial statements for the year ended October 31, 2004.

Note 8. Investment Policy  On December 18, 2003, the Board approved a resolution for each of the Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality whereby each such Trust adopted a non-fundamental investment policy permitting each Trust to invest up to 20% of its managed assets, measured at the time of purchase, in securities rated BB/Ba or B by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies Inc., Fitch Ratings or another nationally recognized rating agency or, if unrated, deemed to be of comparable credit quality by BlackRock Advisors, Inc. or its affiliates.

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

     After an Investment Quality Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). The Investment Quality Trusts will not issue any new shares under the Plan.

     After an Income Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

     Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Trust shares and a cash payment for any fraction of a Trust share.

     The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan, however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or (800) 699-1BFM.

ADDITIONAL INFORMATION

     The Joint Annual Meeting of Shareholders was held on May 26, 2005, to elect a certain number of Directors/Trustees for each of the following Trusts to three year terms, unless otherwise indicated, expiring in 2008:

Municipal Investment Quality

Elected the Class III Directors as follows:

Director	Votes For	Votes Withheld

Andrew F. Brimmer	15,776,989	162,414
Kent Dixon	15,790,063	149,340
Kathleen F. Feldstein	15,789,187	150,216
Robert S. Kapito	15,797,525	141,878

Elected the Class II Director as follows:

Director	Votes For	Votes Withheld

R. Glenn Hubbard[1]	15,780,934	158,469

Municipal Income

Elected the Class I Trustees as follows:

Trustee	Votes For	Votes Withheld

Richard E. Cavanagh[2]	14,327	69
R. Glenn Hubbard	41,701,963	548,933
James Clayburn La Force, Jr.	41,674,620	576,276

Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	41,657,525	593,371

California Investment Quality

Elected the Class II Directors as follows:

Director	Votes For	Votes Withheld

Frank J. Fabozzi[2]	300	0
Kathleen F. Feldstein	986,949	519
Walter F. Mondale	974,396	13,072
Ralph L. Schlosstein	986,949	519

Elected the Class I Director as follows:

Director	Votes For	Votes Withheld

R. Glenn Hubbard[1]	986,949	519

California Income

Elected the Class I Trustees as follows:

Trustee	Votes For	Votes Withheld

Richard E. Cavanagh[2]	5,116	4
R. Glenn Hubbard	13,999,340	168,627
James Clayburn La Force, Jr.	13,997,723	170,244

Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	14,002,090	165,877

Florida Investment Quality

Elected the Class II Trustees as follows:

Trustee	Votes For	Votes Withheld

Frank J. Fabozzi[2]	334	6
Kathleen F. Feldstein	1,047,769	12,269
Walter F. Mondale	1,045,889	14,149
Ralph L. Schlosstein	1,049,769	10,269

Florida Income

Elected the Class I Trustees as follows:

Trustee	Votes For	Votes Withheld

Richard E. Cavanagh[2]	2,291	0
R. Glenn Hubbard	6,476,113	63,478
James Clayburn La Force, Jr.	6,463,079	76,512

Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	6,475,148	64,443

New Jersey Investment Quality

Elected the Class II Directors as follows:

Director	Votes For	Votes Withheld

Frank J. Fabozzi[2]	300	0
Kathleen F. Feldstein	958,273	7,713
Walter F. Mondale	958,273	7,713
Ralph L. Schlosstein	954,137	11,849

Elected Class I Director as follows:

Director	Votes For	Votes Withheld

R. Glenn Hubbard[1]	958,637	7,349

New Jersey Income

Elected Class I Trustees as follows:

Trustee	Votes For	Votes Withheld

Richard E. Cavanagh[2]	2,439	21
R. Glenn Hubbard	6,283,961	59,847
James Clayburn La Force, Jr.	6,272,318	71,490
Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	6,280,502	63,306

New York Investment Quality

Elected the Class II Directors as follows:

Director	Votes For	Votes Withheld

Frank J. Fabozzi[2]	391	0
Kathleen F. Feldstein	1,236,209	11,681
Walter F. Mondale	1,236,209	11,681
Ralph L. Schlosstein	1,236,209	11,681
Elected the Class I Director as follows:

Director	Votes For	Votes Withheld

R. Glenn Hubbard[1]	1,236,209	11,681

New York Income

Elected the Class I Trustees as follows:

Trustee	Votes For	Votes Withheld

Richard E. Cavanagh[2]	4,343	20
R. Glenn Hubbard	11,850,671	156,695
James Clayburn La Force, Jr.	11,872,328	135,038
Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	11,875,053	132,313

[1]	Mr. Hubbard and Ms. Feldstein will serve until the end of the term for the Class of Directors/Trustees to which they were elected, if such class was not standing for election at the May 26, 2005 Annual Shareholder Meeting.
[2]	Voted on by the holders of preferred shares only.

     The following Trusts had an additional proposal (Proposal #2A) to amend its respective Declaration of Trust in order to change the maximum number of permitted Directors allowed on its repsective Board to 11:

	Votes For	Votes Against	Votes Withheld

Muncipal Income	40,958,191	799,400	493,303
California Income	13,811,034	220,932	136,000
Florida Income	6,389,062	90,912	59,616
New Jersey Income	6,200,512	96,059	47,237
New York Income	11,691,739	181,459	134,168

     The following Trust had an additional proposal (Proposal #2B) to amend its respective Declaration of Trust in order to reduce the maximum number of permitted Directors allowed on its respective Board from 15 to 11:

	Votes For	Votes Against	Votes Withheld

Florida Investment Quality	1,039,665	3,000	17,373

     During the period, there were no material changes in any Trust’s investment objective or policies or to any Trust’s charters or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolio.

     Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Kevin M. Klingert—Director of BlackRock Advisors, Inc. and Managing Director of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, James Kong and Vincent Tritto—Managing Directors of the Sub-Advisor, and Brian P. Kindelan—Managing Director of the Advisor.

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BlackRock Closed-End Funds

Trustees	Transfer Agent
Ralph L. Schlosstein, Chairman	EquiServe Trust Company, N.A.
Andrew F. Brimmer	250 Royall Street
Richard E. Cavanagh	Canton, MA 02021
Kent Dixon	(800) 699-1BFM
Frank J. Fabozzi	Auction Agent[3]
Kathleen F. Feldstein[1]	Bank of New York
R. Glenn Hubbard[2]	100 Church Street, 8th Floor
Robert S. Kapito	New York, NY 10286
James Clayburn La Force, Jr.	Auction Agent[4]
Walter F. Mondale	Deutsche Bank Trust Company Americas
60 Wall Street, 27th Floor
Officers	New York, NY 10005
Robert S. Kapito, President	Independent Registered Public Accounting Firm
Henry Gabbay, Treasurer	Deloitte & Touche LLP
Bartholomew Battista, Chief Compliance Officer	200 Berkeley Street
Anne Ackerley, Vice President	Boston, MA 02116
Kevin M. Klingert, Vice President	Legal Counsel
Richard M. Shea, Vice President/Tax	Skadden, Arps, Slate, Meagher & Flom LLP
James Kong, Assistant Treasurer	4 Times Square
Vincent B. Tritto, Secretary	New York, NY 10036
Brian P. Kindelan, Assistant Secretary	Legal Counsel – Independent Trustees
Investment Advisor	Debevoise & Plimpton LLP
BlackRock Advisors, Inc.	919 Third Avenue
100 Bellevue Parkway	New York, NY 10022
Wilmington, DE 19809	This report is for shareholder information. This is not a prospec-
(800) 227-7BFM	tus intended for use in the purchase or sale of Trust shares.
Sub-Advisor[3]	Statements and other information contained in this report are as
BlackRock Financial Management, Inc.	dated and are subject to change.
40 East 52nd Street
New York, NY 10022	BlackRock Closed-End Funds
Accounting Agent and Custodian	c/o BlackRock Advisors, Inc.
State Street Bank and Trust Company	100 Bellevue Parkway
225 Franklin Street	Wilmington, DE 19809
Boston, MA 02110	(800) 227-7BFM

1	Appointed as a Trustee of the Investment Quality Trusts on January 19, 2005. Appointed as an Advisory Board Member of the Income Trusts on January 19, 2005. Elected by Shareholders on May 26, 2005 as a Trustee of each Trust, except Municipal Investment Quality, for which Ms. Feldstein’s class of directors did not stand for election.
2	Appointed as a Trustee of each Trust on November 16, 2004. Elected by Shareholders on May 26, 2005 as a Trustee of each Trust, except Florida Investment Quality for which Mr. Hubbard’s class of directors did not stand for election.
3	For the Income Trusts.
4	For the Investment Quality Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, when available, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q, when available, may also be obtained, upon request, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-2

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable because no such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable because no applicable matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Investment Quality Municipal Trust, Inc.

By: /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: July 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 1, 2005

By: /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 1, 2005